UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of Registered
Management Investment Companies

Investment Company Act File Number: 811-4653

The American Funds Tax-Exempt Series I
(Exact name of registrant as specified in charter)

1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Michael W. Stockton
Treasurer
The American Funds Tax-Exempt Series I
1101 Vermont Avenue, NW
Washington, DC 20005
(Name and address of agent for service)

Registrant's telephone number, including area code: (202) 842-5665

Date of fiscal year end: July 31, 2008

Date of reporting period: January 31, 2008

ITEM 1 - Reports to Shareholders

American Funds®

The right choice for the long term®

The Tax-Exempt Fund of Maryland
The Tax-Exempt Fund of Virginia

The American Funds
Tax-Exempt Series I

The Tax-Exempt Fund of Maryland
The Tax-Exempt Fund of Virginia

The American Funds Tax-Exempt Series I

Semi-annual report for the six months ended January 31, 2008

The Tax-Exempt Fund of Maryland®seeks a high level of current income free from federal and Maryland state income taxes. Additionally, the Fund seeks to preserve capital.

The Tax-Exempt Fund of Virginia®seeks a high level of current income free from federal and Virginia state income taxes. Additionally, the Fund seeks to preserve capital.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2007 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years
Reflecting 3.75% maximum sales charge
The Tax-Exempt Fund of Maryland	– 3.15%	2.44%	3.67%
The Tax-Exempt Fund of Virginia	– 2.05%	2.28%	3.74%

The total annual fund operating expense ratios for Class A shares as of the most recent fiscal year-end were 0.70% for The Tax-Exempt Fund of Maryland and 0.69% for The Tax-Exempt Fund of Virginia. These figures do not reflect any fee waivers that were in effect; therefore, the actual expense ratios, which reflect the fee waivers described below, were lower.

The Funds’ investment adviser and business manager each waived 5% of their management fees from September 1, 2004 through March 31, 2005, and increased the waivers to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waivers applied. Fund results would have been lower without the waivers. Please see the Financial Highlights tables on pages 30 to 33 for details.

Results for other share classes can be found on page 36.

All investments are subject to certain risks. The value of shares of the Funds will fluctu-ate as interest rates change. Bond funds carry the risks of the securities in which they invest, such as, inflation, interest rate fluctuations and credit or default risk. The return of principal in bond funds is not guaranteed. Additionally, each Fund is more susceptible to factors adversely affecting issuers of its state’s tax-exempt securities than a more widely diversified municipal bond fund. Income may be subject to federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable.

Fellow shareholders:

Despite considerable turmoil in the financial markets, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia continued to be steady providers of tax-exempt income over the six months ended January 31, 2008. Both the Maryland Fund and the Virginia Fund distributed income dividends of approximately 31 cents per share. Neither Fund paid a capital gain distribution.

If, like most shareholders of the Funds, you reinvested your dividends, your total return for the period was 1.6% for the Maryland Fund and 2.7% for the Virginia Fund. The table below also includes the Funds’ average annual total returns over a variety of other periods ended January 31 and compares them with their respective peer group averages — the Lipper Maryland Municipal Debt Funds Average and the Lipper Virginia Municipal Debt Funds Average.

For periods ended January 31, 2008, with all distributions reinvested	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years
The Tax-Exempt Fund of Maryland- – Class A	1.62%	2.28%	3.60%	4.13%
Lipper Maryland Municipal Debt Funds Average	1.65	2.26	3.39	4.04
The Tax-Exempt Fund of Virginia – Class A	2.68%	3.57%	3.55%	4.23%
Lipper Virginia Municipal Debt Funds Average	1.11	1.76	3.66	4.10

During the six-month period, the Maryland Fund’s share price decreased from $15.76 to $15.70, while the Virginia Fund’s share price increased from $16.30 to $16.42.

The Maryland Fund’s tax-exempt income return with dividends reinvested was 1.99% (3.98% annualized), equal to 3.49% (6.98% annualized) from a taxable investment if you are in the highest combined federal, state and local tax bracket of 42.95%. If you took your dividends in cash, your tax-free income return was 1.97% (3.94% annualized).

The Virginia Fund’s tax-exempt income return with dividends reinvested was 1.93% (3.86% annualized), which was equal to 3.26% (6.52% annualized) from a taxable investment if you are in the highest combined federal and state tax bracket of 40.75%. If you took your dividends in cash, your tax-free income return was 1.92% (3.84% annualized).

The economy and financial markets
During the six-month period covered by this report, the nation’s economic growth slowed and financial markets were unusually volatile. For example, the stock market (as measured by the Standard & Poor’s 500 Composite Index) climbed from August through October but then fell more than 15% by mid-January, for a net loss of 4.3% over the entire period.

This turbulence was largely driven by the rising level of defaults in the sub-prime mortgage market, the slump in the housing sector, the significant asset value losses experienced by many large financial institutions, and general tightening in the credit markets. As fears of a recession grew, the Federal Reserve responded by lowering the Federal funds rate several times during the period, from 5.25% to 3.00% by the end of January.

The municipal securities markets were not immune. Several leading municipal bond insurers had in recent years diversified into backing other types of securities, including bundles of mortgage obligations. Their exposure to the troubled mortgage markets led to their credit ratings being downgraded, which in turn lowered the credit ratings of the municipal bonds those companies stand behind. Some large institutional investors such as pension funds have policies of owning only the highest rated bonds, so lower ratings led them to sell affected securities.

The market began to demand higher yields on lower quality bonds, causing the values of those bonds to fall. This hurt the Maryland Fund more than the Virginia Fund.

Maryland and Virginia economies
Maryland’s general obligation bonds, which are backed by the state’s pledge of its "full faith and credit," continue to receive the highest ratings from the major rating agencies, reflecting the strength of the state. The state’s unemployment rate remains well under the national rate, and its per capita personal income level ranks very high among the 50 states. The state is, however, attempting to solve a budget shortfall.

The Commonwealth of Virginia has continued to enjoy a healthy economy during the six-month period. Although the unemployment rate has increased somewhat, it still remains well below the national average. Like Maryland, Virginia’s general obligation bonds carry the highest rating from the major credit rating agencies. Also, like Maryland, Virginia is attempting to solve a budget shortfall.

The Funds’ portfolios
The Funds’ portfolios remain conservatively positioned and broadly diversified across many sectors. As indicated on the chart on page 4 for the Maryland Fund and page 13 for the Virginia Fund, both Funds contain a large number of high-quality, relatively liquid bonds. More than 70% of the bonds in the Maryland Fund and more than 80% of those in the Virginia Fund were rated A or higher.

Although there were few changes in either portfolio during the period, the Maryland Fund added several bonds used to finance hospitals or other healthcare-related facilities, which tend to hold up reasonably well during economic slowdowns. Meanwhile, the Virginia Fund’s purchases included bonds related to Dulles Airport improvements and to water and sewer projects.

Going forward
Approximately 21% of the Maryland Fund’s assets and 28% of the Virginia Fund’s assets are held in insured bonds, so we are keeping an especially close eye on efforts to help the insurers regain their stability. Among the potential solutions are new entrants to the business, capital assistance by banks and Wall Street firms and allowing insurers to issue municipal bond coverage as a separate business from their other operations.

It is important to remember that defaults on municipal bonds are exceedingly rare —   approximately one per 1,000 over a 10-year period, according to a 1970–2006 study of rated bonds by Moody’s Investors Service. The Fund’s investment adviser, Capital Research and Management Company, works hard to reduce that risk with thorough and independent research of the creditworthiness of each municipal bond issuer and of the details of the project each bond finances. Of course, the Funds themselves are diversified portfolios, further lowering the risks.

We expect it may take some time before calm returns to the financial markets. As always, investors are sure to be best served by keeping a long-term perspective. We believe that the municipal bond market remains fundamentally sound and will continue to serve the needs of our shareholders seeking tax-exempt income.

Sincerely,

James H. Lemon, Jr. Vice Chairman of the Board	Jeffrey L. Steele President

March 10, 2008

The Funds’ 30-day yields for Class A shares as of February 29, 2008, calculated in accordance with the Securities and Exchange Commission formula, were 3.29% for The Tax-Exempt Fund of Maryland and 3.07% for The Tax-Exempt Fund of Virginia, (3.25% and 3.04%, respectively, without the fee waivers). (For investors in the 42.95% Maryland tax bracket and the 40.75% Virginia tax bracket, this is equivalent to taxable yields of 5.77% for The Tax-Exempt Fund of Maryland and 5.18% for The Tax-Exempt Fund of Virginia — 5.70% and 5.13%, respectively, without the fee waivers.) The Funds’ distribution rates for Class A shares as of that date were 4.02% and 3.82%, respectively (3.99% and 3.80%, respectively, without the fee waivers). All figures reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which each Fund is earning income on its current portfolio of securities while the distribution rate reflects the Funds’ past dividends paid to shareholders. Accordingly, the Funds’ SEC yields and distribution rates may differ.

The U.S. Supreme Court is currently considering a case that challenges whether a state can exempt from state income taxes interest on municipal bonds issued by the states and their political subdivisions. We are monitoring the case and any potential impact it may have on the Funds.

For current information about the Funds, visit americanfunds.com.

Summary investment portfolio January 31, 2008	unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the back cover.

Quality diversification:
Moody’s/S&P ratings (best of either)*
Aa/AA 14.2%
A/A 8.2%	Aaa/AAA 44.1%
Baa/BBB 15.7%

Lower than Baa/BBB 12.3%	Cash/Equivalents 5.5%

Maturity diversification: †
Average life 9.09 years
5+ to 10 years 27.1%

1 to 5 years 32.4%	10+ to 20 years 10.4%
20+ to 30 years 17.2%

Under a year 12.7%	30+ years 0.2%

*  Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the Fund’s investment analysts.
 † Maturity measured using average life, which reflects the potential impact of call options. Securities are included at prerefunded dates, not maturity dates.

Bonds & notes — 94.48%
	Principal amount (000)	Market value (000)	Percent of net assets
Maryland — 87.80%
State Issuers — 48.10%
Community Dev. Administration, Dept. of Housing and Community Dev., AMT:
Housing Rev. Bonds:
Series 2007-A, 4.85% 2037	$2,650	$ 2,518
GNMA Collateralized, Series 2002-B, 4.85% 2022	2,000	2,005	1.45%
Residential Rev. Bonds:
Series 2006-F, 6.00% 2039	3,745	4,038
Series 2001-H, 5.20% 2022	900	910
Series 2006-L, 4.80% 2021	1,500	1,505
Series 2006-P, 4.55% 2026	500	480
Series 2007-D, 4.80% 2032	1,000	953
Series D, 4.65% 2022	1,000	992
Series H, 5.00% 2027	1,000	1,001
Series I, 6.00% 2041	1,900	2,097
Series 1998-B, 5.00% 2008–2009	2,440	2,473	4.63
Econ. Dev. Corp.:
Lease Rev. Bonds (Aviation Administration Facs.),
Series 2003, AMT:
FSA insured, 5.50% 2015	$2,000	$ 2,190
5.25%–5.50% 2012–2013	2,500	2,758	1.58%
Rev. Bonds (Anne Arundel County, Golf Course System), Series 2001, 8.25% 2028 (preref. 2011)	1,940	2,281.73
Student Housing Rev. Bonds (Towson University Project), Series 2007-A:
5.25% 2037	3,265	3,032
5.25% 2024	1,000	986	1.29
Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project), Series 2001, AMBAC insured:
5.25% 2011	3,355	3,642
5.375% 2015	2,190	2,365	2.90
Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, 5.00% 2020–2026	3,000	3,051
Lease Rev. Bonds (Dept. of Transportation Headquarters Fac.), Series 2002, 5.00%–5.375% 2014–2019	3,255	3,553	1.14
Energy Fncg. Administration, Limited Obligation Solid Waste Disposal Rev. Bonds (Wheelabrator Water Technologies Baltimore LLC Projects), Series 1996, AMT, 6.30% 2010	2,230	2,258.72
G.O. Bonds, State and Local Facs.:
First Series Loan of 2000, Series H, 5.50% 2010	2,000	2,159
First Series Loan of 2001, Series H, 5.50% 2011	1,000	1,094
First Series Loan of 2003, Capital Improvement Bonds, Series A, 5.25% 2016	1,500	1,730
Second Series Loan of 2002, Series B, 5.25% 2009	1,000	1,033	1.93
Second Series Loan of 1999, Series X, 5.25% 2012 (preref. 2009)	2,000	2,110.67
Health and Higher Educational Facs. Auth.:
FHA Insured Mortgage Rev. Bonds, Western Maryland Health System Issue, Series 2006-A, MBIA insured, 5.00% 2024	3,500	3,625	1.16
Rev. Bonds:
Edenwald Issue, Series 2006-A:
5.40% 2037	2,500	2,335
5.40% 2031	1,000	946	1.05
LifeBridge Health Issue:
Series 2004-A:
5.00% 2014	2,450	2,638
5.00% 2012	1,000	1,067
Series 2008:
ASSURED GUARANTY insured, 5.00% 2020	2,710	2,916
5.00% 2028	1,000	1,028	2.45
Mercy Ridge Issue:
Series 2003-A, 6.00% 2035 (preref. 2013)	2,000	2,320.74
Series 2007, 4.75% 2034	3,090	2,783
Series 2003-B, 5.00% 2008	1,000	1,005
Series 2007, 4.50% 2022–2035	2,065	1,867	1.81
Health and Higher Educational Facs. Auth.: (continued)
Peninsula Regional Medical Center Issue, Series 2006:
5.00% 2036	$4,500	$ 4,446
5.00% 2016–2021	2,200	2,324	2.17%
University of Maryland Medical System Issue, Series 2000,
6.75% 2030 (preref. 2010)	2,000	2,226.71
Rev. Bonds (Mercy Medical Center Issue), Series 2007-A,
5.00% 2032	4,000	3,725
Rev. Ref. Bonds (Mercy Medical Center Issue), Series 1996, FSA insured, 6.50% 2013	2,000	2,209	1.90
Rev. Ref. Bonds: Johns Hopkins University Issue: Series 1998, 5.25% 2014	1,375	1,418
Series 2002-A, 5.00% 2032	1,000	1,040
Series 2001-A, 5.00% 2011–2013	2,000	2,157	1.48
MedStar Health Issue, Series 2004:
5.75% 2016	3,500	3,775
5.00%–5.75% 2013–2033	4,345	4,626	2.69
Dept. of Transportation:
Consolidated Transportation Bonds:
Series 2002, 5.50% 2017	2,000	2,356
Series 2003, 5.25% 2014	4,000	4,581
Series 2003, 5.00% 2015	1,500	1,693
Series 2004, 5.00% 2018	1,000	1,089
Project Certs. of Part. (Mass Transit Administration Project), Series 2000, AMT, 5.00% 2008	1,415	1,442	3.57
Transportation Auth.: Airport Parking Rev. Bonds (Baltimore/Washington International Airport Projects), Series 2002-B, AMT, AMBAC insured, 5.375% 2015	2,000	2,176.70
Transportation Facs. Projects Rev. Bonds, Series 2007, FSA insured, 5.00% 2021	3,000	3,283	1.05
University System, Auxiliary Fac. and Tuition Rev. Bonds:
Series 2002-A, 5.125% 2022 (preref. 2012)	2,000	2,198.70
Series 2005-A, 5.00% 2018	2,000	2,199
Series 2001-B, 4.00% 2013	1,000	1,039	1.04
Other securities		24,502	7.84
		150,248	48.10

City & County Issuers — 39.70%
City of Annapolis, Special Obligation Bonds (Park Place Project):
Series 2005-B, 4.75% 2034	3,000	2,992
Series 2005-A, 5.35% 2034	2,000	1,805	1.54
Anne Arundel County:
Special Obligation Bonds (Arundel Mills Project), Series 1999, 7.10% 2029 (preref. 2009)	1,985	2,148.69
G.O. Bonds:
Consolidated General Improvements:
Ref. Series 2006, 5.00% 2017	$1,590	$ 1,788
Series 2005, 5.00% 2016	1,500	1,677
Series 2002, 5.25% 2012	1,000	1,103
Consolidated Golf Course Project, Series 2005, 5.00% 2018–2021	2,515	2,758	2.35%
Baltimore County:
G.O. Bonds, Consolidated Public Improvement Bonds,
Series 2002:
5.25% 2010	2,000	2,151.69
5.25% 2015 (preref. 2012)	3,000	3,336
G.O. Bonds, Metropolitan Dist. Bonds (67th Issue), 5.00% 2018	1,500	1,637	1.59
Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A: 5.00% 2022	2,600	2,608
5.00% 2037	3,000	2,770	1.72
Mayor and City Council of Baltimore: Convention Center Hotel Rev. Bonds:
Series 2006-B, 5.875% 2039	2,500	2,440
Series 2006-A, 5.25% 2018–2023	3,000	3,071	1.76
Mayor and City Council of Brunswick, Special Obligation Bonds (Brunswick Crossing Special Taxing Dist.), Series 2006, 5.50% 2036	4,000	3,505	1.12
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds:
Series 1998, 6.625% 2025	3,000	3,030
Series 2004-B, 5.95%–6.25% 2030	2,436	2,420	1.74
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A:
5.125% 2036	3,420	3,167
5.125% 2026	1,000	975	1.33
City of Hyattsville, Special Obligation Bonds (University Town Center Project), Series 2004, 5.75% 2034	3,650	3,453	1.11
Montgomery County:
Housing Opportunities Commission, Multi-family Housing
Dev. Bonds:
Series 2004-A, 4.65% 2030	2,670	2,615
Series 2007-A, AMT, 4.55%–4.70% 2027–2037	4,115	3,870	2.08
G.O. Consolidated Public Improvement Bonds, Series 2001-A: 5.25% 2015	2,000	2,193
4.75% 2011–2012	2,000	2,142	1.39
Special Obligation Bonds (Kingsview Village Center Dev. Dist.), Series 1999, 6.90% 2021	2,145	2,231.71
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System), Series 2003, AMT:
AMBAC insured, 5.50% 2010	2,500	2,644
5.50% 2016	1,000	1,080	1.19
Prince George’s County:
Special Obligation Bonds (National Harbor Project), Series 2004:
5.20% 2034	$4,000	$ 3,509
4.70% 2015	1,900	1,859	1.72%
Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	3,700	3,237	1.04
Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.50%–4.70% 2017–2026	3,930	3,632	1.16
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Ref. Bonds of 2001, 4.50% 2015 (preref. 2011)	3,000	3,197	1.02
Westminster, Educational Facs. Rev. Bonds (McDaniel College, Inc.), Series 2006, 4.50% 2036	3,000	2,755.88
Other securities		40,203	12.87
		124,001	39.70

District of Columbia — 0.48%
Other securities		1,503.48

Puerto Rico — 5.38%
Electric Power Auth.:
Power Rev. Ref. Bonds:			1.10
Forward Delivery, Series QQ, 5.50% 2015	1,000	1,115
Series UU, 3.688% 2029[1]	1,500	1,249
Rev. Ref. Bonds, Series KK, 5.00% 2011	1,000	1,061
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)	4,500	4,966	1.59
Public Fin. Corp., Commonwealth Appropriation Bonds:
Series 2004-A:
5.75% 2027 (put 2012)	3,755	3,984
FGIC insured, 5.25% 2031 (put 2012)	2,500	2,598	2.28
Series 2001-E, 6.00% 2026	455	558
Other securities		1,275.41
		16,806	5.38

Virgin Islands — 0.82%
Other securities		2,554.82

Total bonds & notes (cost: $294,057,000)		295,112	94.48

Short-term securities — 2.76%	Principal amount (000)	Market value (000)	Percent of net assets
Maryland Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2007-D, 2.12% 2042[1]	$1,000	$ 1,000.32%
Montgomery County, Maryland, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-A, 1.78% 2026[1]	3,705	3,705	1.19
Other securities		3,920	1.25

Total short-term securities (cost: $8,625,000)		8,625	2.76

Total investment securities (cost: $302,682,000)		303,737	97.24
Other assets less liabilities		8,623	2.76

Net assets		$312,360	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnote applies to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements

Key to abbreviations
AMT=Alternative Minimum Tax	Facs.=Facilities
Auth.=Authority	Fin.=Finance
Certs. of Part.=Certificates of Participation	Fncg.=Financing
Dept.=Department	G.O.=General Obligation
Dev.=Development	Preref.=Prerefunded
Dist.=District	Ref.=Refunding
Econ.=Economic	Rev.=Revenue
Fac.=Facility

Financial statements

Statement of assets and liabilities at January 31, 2008		unaudited
	(dollars and shares in thousands, except per-share amounts)
Assets:
Investment securities at market (cost: $302,682)		$303,737
Cash		2,218
Receivables for:
Sales of investments	$2,160
Sales of Fund’s shares	2,274
Interest	2,974	7,408
		313,363
Liabilities:
Payables for:
Repurchases of Fund’s shares	366
Dividends on Fund’s shares	312
Management services	86
Services provided by affiliates	187
Trustees’ deferred compensation	14
Other	38	1,003
Net assets at January 31, 2008		$312,360

Net assets consist of:
Capital paid in on shares of beneficial interest		$311,281
Undistributed net investment income		155
Accumulated net realized loss		(131)
Net unrealized appreciation		1,055
Net assets at January 31, 2008		$312,360

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized: 19,892 total shares outstanding
	Net assets	Shares outstanding	Net asset value per share*
Class A	$247,641	15,770	$15.70
Class B	14,752	940	15.70
Class C	26,677	1,699	15.70
Class F	16,736	1,066	15.70
Class R-5	6,554	417	15.70

*Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.31.

See Notes to Financial Statements

Statement of operations for the six months ended January 31, 2008 unaudited
(dollars in thousands)
Investment income:
Income:
Interest		$7,082
Fees and expenses*:
Investment advisory services	$ 313
Business management services	246
Distribution services	534
Transfer agent services	28
Administrative services	21
Reports to shareholders	16
Registration statement and prospectus	17
Postage, stationery and supplies	9
Trustees’ compensation	14
Auditing and legal	2
Custodian	1
Federal income taxes	4
Other state and local taxes	—†
Other	39
Total fees and expenses before waivers	1,244
Less waivers of fees and expenses:
Investment advisory services	31
Business management services	25
Total fees and expenses after waivers		1,188
Net investment income		5,894

Net realized loss and unrealized depreciation on investments
Net realized loss on investments		(82)
Net unrealized depreciation on investments		(900)
Net realized loss and unrealized depreciation on investments		(982)
Net increase in net assets resulting from operations		$4,912

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements. † Amount less than one thousand. See Notes to Financial Statements

Financial statements
Statements of changes in net assets		(dollars in thousands)
	Six months ended January 31, 2008*	Year ended July 31, 2007
Operations:
Net investment income	$5,894	$10,535
Net realized (loss) gain on investments	(82)	100
Net unrealized depreciation on investments	(900)	(2,654)
Net increase in net assets resulting from operations	4,912	7,981

Dividends paid or accrued to shareholders from net investment income	(5,864)	(10,509)

Net capital share transactions	17,297	45,694

Total increase in net assets	16,345	43,166

Net assets:
Beginning of period	296,015	252,849
End of period (including undistributed net investment income:$155 and $125, respectively)	$312,360	$296,015

*Unaudited.

See Notes to Financial Statements

Summary investment portfolio January 31, 2008	unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the back cover.

Quality diversification:
Moody’s/S&P ratings (best of either)*
Aa/AA 25.4%	Aaa/AAA 44.3%
A/A 7.2%

Baa/BBB 7.7%
Lower than Baa/BBB 8.4%	Cash/Equivalents 7.0%

Maturity diversification:
Average life 7.24 years

1 to 5 years 30.1%	5+ to 10 years 37.1%

10+ to 20 years 9.1%
20+ to 30 years 8.2%
Under a year 15.5%

*Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the Fund’s investment analysts.
 Maturity measured using average life, which reflects the potential impact of call options. Securities are included at prerefunded dates, not maturity dates.

Bonds & notes — 93.05%
	Principal amount (000)	Market value (000)	Percent of net assets
Virginia — 81.02%
State Issuers — 29.67%
College Building Auth.:
Educational Facs. Rev. Bonds:
Regent University Project, Series 2006, 5.00% 2026	$4,000	$ 3,974
Regent University Project, Series 2006, 5.00% 2029	1,000	965	1.47%
University of Richmond Project, Series 2002-A, 5.00% 2032 (put 2009)	2,500	2,575.77
Commonwealth Transportation Board, Transportation Rev. Bonds (U.S. Route 58 Corridor Dev. Program), Series 1999-B, 5.50% 2013 (preref. 2009)	4,750	5,003	1.49
Housing Dev. Auth.:
Commonwealth Mortgage Bonds:
Series 2007-A, Subseries A-1, AMT, 4.90% 2020	3,200	3,266
Series 2004-A-1, AMT, 4.00% 2015	1,300	1,293
Series 2007-B, AMT, 4.75% 2032	2,000	1,888
Series 2001-J-1, MBIA insured, 4.55%–4.65% 2010–2011	2,000	2,082	2.55
Housing Dev. Auth.: (continued)
Multi-family Housing Bonds:
Series 1996-B, 5.95% 2016	$ 710	$ 729
Series 1997-B, AMT, 5.80% 2010	1,185	1,210
Series 1998-I, AMT, 4.60%–4.70% 2009–2010	2,560	2,623
Rental Housing Bonds:
Series 2001-K, AMT, 5.00% 2017	825	841
Series 2006-B, AMT, 4.55% 2023	1,260	1,232	1.98%
Port Auth., AMT:
Commonwealth Port Fund Rev. Bonds (2002 Resolution):
Series 2002, 5.00% 2013	3,700	3,995
Series 2006, FSA insured, 5.50% 2015	2,885	3,237
Series 2002, 5.00% 2012	1,000	1,077
Port Facs. Rev. Bonds, Series 2006, 4.75% 2031	1,000	955
Port Facs. Rev. Ref. Bonds, Series 2007, 5.00% 2027	1,000	1,011	3.07
Public Building Auth., Public Facs. Rev. Ref. Bonds
Series 2005-A:
5.00% 2017	2,680	2,986
5.00% 2015	1,000	1,127	1.23
Public School Auth., School Fncg. Bonds (1997 Resolution):
Series 1998-B, 4.50% 2009	2,880	2,944
Series 2005-D, 5.00% 2018	2,000	2,201
Ref. Series 2005-A, 5.25% 2017	1,000	1,152
Ref. Series 2005-B, 5.25% 2017	1,000	1,157
Series 2002-A, 5.00% 2014	1,000	1,088
Series 2002-B, 4.00% 2009	1,500	1,544	3.01
Resources Auth.:
Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2021	2,610	2,802
Infrastructure Rev. Bonds:
Pooled Fncg. Program, Series 2006-A, 5.00% 2017	2,105	2,369
Pooled Loan Bond Program:
Series 2003, 5.00% 2020	2,000	2,173
Series 2002-A, 5.25% 2014	1,460	1,588
Series 2003-B, AMT, 5.00% 2016	1,000	1,059	2.98
Small Business Fin. Auth., Hospital Rev. Bonds (Wellmont Health System Project), Series 2007-A, 5.25% 2027	2,050	2,077.62
Southeastern Public Service Auth., Rev. Ref. Bonds, Series 1998, AMBAC insured, 5.00% 2015	4,825	5,238	1.56
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005:
5.25% 2019 (preref. 2012)	2,000	2,135
5.50% 2026 (preref. 2015)	3,000	3,391	1.65
Western Virginia Regional Jail Auth., Regional Jail Fac. Rev. Bonds, Series 2007, MBIA insured, 4.75% 2024	2,200	2,290.68
Other securities		22,153	6.61
		99,430	29.67

City & County Issuers — 51.35%
Industrial Dev. Auth. of Arlington County, Alexandria/Arlington Waste-to-Energy Fac. Resource Recovery Rev. Bonds (Ogden Martin Systems of Alexandria/Arlington Inc. Project), Series 1998-B, AMT, FSA insured, 5.375% 2012	$2,785	$ 2,843.85%
Industrial Dev. Auth. of the County of Charles City, Solid Waste Disposal Fac. Rev. Ref. Bonds (USA Waste of Virginia, Inc. Project), Series 1999, AMT, 4.875% 2009	3,100	3,138.94
City of Chesapeake:
G.O. Ref. Bonds, Series 1993, 5.40% 2008	1,000	1,029
G.O. School Ref. Bonds, Series 2003, 5.00% 2013	1,500	1,669
G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2009–2011	2,800	3,052	1.72
City of Fairfax Econ. Dev. Auth., Public Fac. Lease Rev. Bonds (City of Fairfax Public Improvement Projects), Series 2005, 5.00% 2024	3,000	3,161
Fairfax County:
Econ. Dev. Auth.:
Fairfax County Facs. Rev. Bonds (School Board Central Administration Building Project Phase I), Series 2005-A, 5.00% 2028	2,615	2,690
Lease Rev. Bonds (Joint Public Uses Complex Project), Series 2006, 5.00% 2024	3,795	4,023	2.95
Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.), Series 1999-A, 7.50% 2029 (preref. 2009)	2,500	2,757.82
Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A:
4.75% 2026	2,500	2,377
4.875% 2036	3,000	2,761	1.53
Industrial Dev. Auth.:
Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A:
5.25% 2019	2,500	2,814
5.00%–5.25% 2011–2019	2,000	2,204
Health Care Rev. Ref. Bonds (Inova Health Systems Project), Series 1998-A, 5.00% 2011	1,500	1,518	1.95
Redev. and Housing Auth., Multi-family Housing Rev. Bonds (FHA-Insured Mortgage — Cedar Ridge Project), Series 2007, AMT, 4.75% 2038	3,775	3,537	1.05
Econ. Dev. Auth. of the City of Fredericksburg:
Hospital Facs. Rev. and Ref. Bonds (MediCorp Health System Obligated Group), Series 2007:
5.25% 2021	2,000	2,192
5.00% 2015	1,500	1,611
City of Fredericksburg, Rev. Bonds (MediCorp Health System Obligated Group), Series 2002-B, 5.25% 2027	1,500	1,518
Econ. Dev. Auth. of Stafford County, Hospital Facs. Rev. Bonds (MediCorp Health System Obligated Group), Series 2006, 5.25% 2025	1,000	1,031	1.90
H2O Community Dev. Auth., Special Assessment Bonds, Series 2007, 5.20% 2037	$3,440	$ 2,834.85%
City of Hampton, G.O. Public Improvement Ref. Bonds:
Series 1998, 5.00% 2013	2,240	2,464
Series 1998, 5.00% 2014	1,000	1,117
Series 2000, 5.25% 2011	1,000	1,072	1.39
Henrico County: Water and Sewer System Rev. Bonds, Series 2006-A, 5.00% 2025	2,945	3,132
Water and Sewer System Rev. Ref. Bonds, Series 2002, 4.625% 2013	580	634	1.12
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. and Ref. Bonds (Williamsburg Landing, Inc.),
Series 2005, 5.35% 2026	2,250	2,186.65
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project), Series 1998, 6.25% 2026	2,455	2,473.74
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006:
5.50% 2026	2,325	2,119
5.60% 2036	2,000	1,757	1.16
City of Newport News:
G.O. General Improvement Bonds, Series 2004-A, 5.00% 2020	1,000	1,087
G.O. General Improvement Ref. Bonds, Series 2003-A, 5.00% 2010	1,000	1,063
G.O. General Improvement Ref. Bonds, Series 2007-B, 5.25% 2022	1,805	2,079
Econ. Dev. Auth. of the City of Newport News, Econ. Dev. Rev. Bonds, Series 2006, 5.00% 2023–2024	2,195	2,354	1.96
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	3,000	2,994.89
Prince William County Virginia Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026	2,227	2,248.67
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Bonds (Carilion Health System Obligated Group), Series 2002-A, MBIA insured, 5.50% 2015	3,500	3,771	1.12
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2005, FSA insured, 5.00% 2023	4,000	4,276	1.28
City of Virginia Beach:
Dev. Auth., Hospital Rev. Bonds (Virginia Beach General Hospital Project):
Series 1993, AMBAC insured, 5.125% 2018	2,200	2,445
Series 1993, 6.00% 2011	1,000	1,092	1.05
Dev. Auth., Public Fac. Rev. Bonds (Town Center Project Phase I),
Series 2002-A:
5.00% 2021	2,000	2,141
5.375% 2017	1,500	1,650	1.13
G.O. Public Improvement Bonds, Series 2001:
5.00% 2012 (preref. 2011)	$2,425	$ 2,645
5.00% 2013 (preref. 2011)	2,425	2,645
G.O. Public Improvement and Ref. Bonds, Series 2002, 5.00% 2015-2016 (preref. 2012)	3,000	3,276	2.56%
Other securities		70,595	21.07
		172,074	51.35

District of Columbia — 5.85%
Metropolitan Washington Airports Auth.:
Airport System Rev. Ref. Bonds:
Series 2002-D, AMT, FSA insured, 5.375% 2016	1,995	2,130
Series 2005-D, AMBAC insured, 5.00% 2021	2,155	2,231
Series 2003-A, AMT, 5.125% 2029	2,000	2,017
Series 2004-C-1, AMT, 5.00% 2008	500	509
Series 2002-D, AMT, 5.375% 2013–2014	2,000	2,170
Series 2004-D, AMT, 5.00%–5.25% 2012–2019	2,000	2,129
Series 2006-C, 5.00% 2023–2025	3,095	3,177
Airport System Rev. and Ref. Bonds, Series 1998-B, AMT, 5.25% 2010	1,000	1,026
Airport System Rev. Bonds:
Series 2001-A, AMT, 5.50% 2014	1,000	1,091
Series 2005-A, AMT, 5.25% 2017	1,000	1,085
Series 2006-A, AMT, 5.00% 2032	1,000	1,003
Series 2007-B, AMT, 5.00% 2020	1,000	1,051	5.85
		19,619	5.85

Puerto Rico — 5.48%
Electric Power Auth., Power Rev. Ref. Bonds, Series UU,
FSA insured, 3.688% 2029[1]	2,500	2,082.62
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A:
FGIC insured, 5.25% 2031 (put 2012)	3,000	3,117
MBIA insured, 5.25% 2029 (put 2012)	2,000	2,078
5.25% 2030 (put 2012)	1,000	1,039	1.86
Other securities		10,049	3.00
		18,365	5.48

Virgin Islands — 0.70%
Other securities		2,346.70

Total bonds & notes (cost: $306,168,000)		311,834	93.05

Short-term securities — 6.61%	Principal amount (000)	Market value (000)	Percent of net assets
Virginia College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs):
Series 2006-B, 1.87% 2026[1,2]	$3,308	$ 3,308
Series 2006-C, 1.88% 2026[1,2]	500	500	1.14%
Fairfax County Industrial Dev. Auth., Demand Health Care Rev. Bonds (Inova Health System Project), Series 2000, 2.12% 2030[1]	725	725.22
Industrial Dev. Auth. of Loudoun County, Virginia, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue):
Series 2003-A, 1.95% 2038[1]	1,200	1,200
Series 2003-B, 1.95% 2038[1]	1,400	1,400
Series 2003-C, 1.90% 2038[1]	1,695	1,695
Series 2003-D, 1.90% 2038[1]	900	900
Series 2003-E, 2.09% 2038[1]	2,000	2,000
Series 2003-F, 3.50% 2038[1]	700	700	2.35
City of Virginia Beach Dev. Auth., Educational Facs. Rev. and Ref. Bonds (Virginia Wesleyan College Project), Series 2007, 3.50% 2033[1]	2,525	2,525.75
Other securities		7,210	2.15

Total short-term securities (cost: $22,163,000)		22,163	6.61

Total investment securities (cost: $328,331,000)		333,997	99.66
Other assets less liabilities		1,128.34

Net assets		$335,125	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

See Notes to Financial Statements

Key to abbreviations
AMT=Alternative Minimum Tax	Fncg. =Financing
Auth.=Authority	G.O. =General Obligation
Dev.=Development	Preref. =Prerefunded
Econ.=Economic	Redev. =Redevelopment
Fac.=Facility	Ref. =Refunding
Facs.=Facilities	Rev. =Revenue
Fin.=Finance

Financial statements

Statement of assets and liabilities at January 31, 2008		unaudited
	(dollars and shares in thousands, except per-share amounts)
Assets:
Investment securities at market (cost: $328,331)		$333,997
Cash		539
Receivables for:
Sales of Fund’s shares	$1,649
Interest	4,069	5,718
		340,254
Liabilities:
Payables for:
Purchases of investments	4,305
Repurchases of Fund’s shares	168
Dividends on Fund’s shares	332
Management services	89
Services provided by affiliates	179
Trustees’ deferred compensation	14
Other	42	5,129
Net assets at January 31, 2008		$335,125

Net assets consist of:
Capital paid in on shares of beneficial interest		$329,273
Undistributed net investment income		254
Accumulated net realized loss		(68)
Net unrealized appreciation		5,666
Net assets at January 31, 2008		$335,125

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized: 20,411 total shares outstanding
	Net assets	Shares outstanding	Net asset value per share*
Class A	$278,631	16,970	$16.42
Class B	11,474	699	16.42
Class C	19,157	1,167	16.42
Class F	22,957	1,398	16.42
Class R-5	2,906	177	16.42

*Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $17.06.

See Notes to Financial Statements

Financial statements

Statement of operations for the six months ended January 31, 2008			unaudited
			(dollars in thousands)
Investment income:
Income:
Interest			$7,149
Fees and expenses*:
Investment advisory services	$323
Business management services	254
Distribution services	507
Transfer agent services	31
Administrative services	16
Reports to shareholders	16
Registration statement and prospectus	13
Postage, stationery and supplies	9
Trustees’ compensation	14
Auditing and legal	2
Custodian	1
State and local taxes	—	†
Other	42
Total fees and expenses before waivers	1,228
Less waivers of fees and expenses:
Investment advisory services	32
Business management services	26
Total fees and expenses after waivers			1,170
Net investment income			5,979

Net realized loss and unrealized appreciation on investments
Net realized loss on investments			(19)
Net unrealized appreciation on investments			2,401
Net realized loss and unrealized appreciation on investments			2,382
Net increase in net assets resulting from operations			$8,361

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements. † Amount less than one thousand. See Notes to Financial Statements

Statements of changes in net assets		(dollars in thousands)
	Six months ended January 31, 2008*	Year ended July 31, 2007
Operations:
Net investment income	$5,979	$10,807
Net realized (loss) gain on investments	(19)	8
Net unrealized appreciation (depreciation) on investments	2,401	(1,505)
Net increase in net assets resulting from operations	8,361	9,310

Dividends paid or accrued to shareholders from net investment income	(5,962)	(10,768)

Net capital share transactions	20,328	42,860

Total increase in net assets	22,727	41,402

Net assets:
Beginning of period	312,398	270,996
End of period (including undistributed net investment income:$254 and $237, respectively)	$335,125	$312,398

*Unaudited.

See Notes to Financial Statements

Notes to financial statements	unaudited

1. Organization and significant accounting policies

Organization — The American Funds Tax-Exempt Series I (the "Trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has issued two series of shares, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (the "Funds"). The Funds seek a high level of current income exempt from federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital.

Each Fund offers five share classes, some of which are available only to limited categories of investors. The Fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class F	None	None	None
Class R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies — The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds:

Security valuation — Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an inde-pendent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the Trust’s board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income — Security transactions are recorded by the Funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the Funds will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends paid to shareholders are declared daily after the determination of the Funds’ net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Federal income taxation and distributions

The Funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net income and net capital gains each year. The Funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the Funds is exempt from federal income taxes; however, the Funds may earn taxable income from certain investments.

As of and during the period ended January 31, 2008, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2003 and by state tax authorities for tax years before 2003.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; deferred expenses; and amortization of discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the Funds’ most recent year-end. As of July 31, 2007, the components of distributable earnings on a tax basis were as follows:

Maryland	(dollars in thousands)
Undistributed tax-exempt income	$ 313
Capital loss carryforward expiring 2014*	(49)

*The capital loss carryforward will be used to offset any capital gains realized by the Fund in the current year or in subsequent years through the expiration date. The Fund will not make distributions from capital gains while capital loss carryforwards remain.

Virginia	(dollars in thousands)
Undistributed tax-exempt income		$322
Capital loss carryforwards*:
Expiring 2012	$(1)
Expiring 2015	(5)	(6)
Post-October capital loss deferrals (realized during the period November 1, 2006 through July 31, 2007)		(42)

*The capital loss carryforwards will be used to offset any capital gains realized by the Fund in the current year or in subsequent years through the expiration dates. The Fund will not make distributions from capital gains while capital loss carryforwards remain.
 These deferrals are considered incurred in the subsequent year.

As of January 31, 2008, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

Maryland	(dollars in thousands)
Gross unrealized appreciation on investment securities	$ 8,270
Gross unrealized depreciation on investment securities	(7,050)
Net unrealized appreciation on investment securities	1,220
Cost of investment securities	302,517

Virginia	(dollars in thousands)
Gross unrealized appreciation on investment securities	$ 10,034
Gross unrealized depreciation on investment securities	(4,122)
Net unrealized appreciation on investment securities	5,912
Cost of investment securities	328,085

Ordinary income distributions paid or accrued to shareholders from tax-exempt income were as follows (dollars in thousands):

Maryland			Virginia
Share class	Six months ended January 31, 2008	Year ended July 31, 2007	Share class	Six months ended January 31, 2008	Year ended July 31, 2007
Class A	$4,763	$8,487	Class A	$5,076	$9,277
Class B	246	535	Class B	184	375
Class C	434	827	Class C	271	477
Class F	305	455	Class F	377	547
Class R-5	116	205	Class R-5	54	92
Total	$5,864	$10,509	Total	$5,962	$10,768

3. Fees and transactions with related parties

Business management services — The Funds have a business management agreement with Washington Management Corporation (WMC). Under this agreement, WMC, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated (JLG), provides services necessary to carry on the Funds’ general administrative and corporate affairs. These services encompass matters relating to general corporate governance, regulatory compliance and monitoring of the Funds’ contractual service providers, including custodian operations, shareholder services and Fund share distribution functions. The agreement provides for monthly fees, accrued daily, based on an annual rate of 0.135% on the first $60 million of each Fund’s daily net assets and 0.09% on such assets in excess of $60 million. The agreement also provides for monthly fees of 1.35% of each Fund’s gross investment income (excluding any net capital gains from transactions in portfolio securities). WMC is currently waiving 10% of business management services fees. During the six months ended January 31, 2008, total business management fees waived by WMC were $25,000 and $26,000 for the Maryland and Virginia Funds, respectively. As a result, the fee shown on the accompanying financial statements for the Maryland Fund of $246,000, which was equivalent to an annualized rate of 0.162%, was reduced to $221,000, or 0.145% of average daily net assets. The fee shown on the accompanying financial statements for the Virginia Fund of $254,000, which was equivalent to an annualized rate of 0.159%, was reduced to $228,000, or 0.143% of average daily net assets. During the six months ended January 31, 2008, WMC paid the Maryland and Virginia Funds’ investment adviser $1,156,000 for performing various fund accounting services for the Funds and for Washington Mutual Investors Fund, another registered investment company for which WMC serves as business manager. Johnston, Lemon & Co., Incorporated (JLC), a wholly owned subsidiary of JLG, earned $8,000 and $5,000 on its retail sales of shares and distribution plans of the Maryland and Virginia Funds, respectively. JLC received no brokerage commissions resulting from the purchases and sales of securities for the investment account of the Funds.

Investment advisory services — Capital Research and Management Company (CRMC), the Funds’ investment adviser, is the parent company of American Funds Service CompanySM (AFS), the Funds’ transfer agent, and American Funds Distributors,SM Inc. (AFD), the principal underwriter of the Funds’ shares. The Investment Advisory Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.165% on the first $60 million of daily net assets and 0.120% on such assets in excess of $60 million. The agreement also provides for monthly fees, accrued daily, of 1.65% of each Fund’s monthly gross income (excluding any net capital gains from transactions in portfolio securities). CRMC is currently waiving 10% of investment advisory services fees. During the six months ended January 31, 2008, total investment advisory services fees waived by CRMC were $31,000 and $32,000 for the Maryland and Virginia Funds, respectively. As a result, the fee shown on the accompanying financial statements for Maryland Fund of $313,000, which was equivalent to an annualized rate of 0.205%, was reduced to $282,000, or 0.185% of average daily net assets. The fee shown on the accompanying financial statements for Virginia Fund of $323,000, which was equivalent to an annualized rate of 0.202%, was reduced to $291,000, or 0.182% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The Funds have adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell Fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of January 31, 2008, unreimbursed expenses subject to reimbursement totaled $358,000 for the Maryland Fund and $435,000 for the Virginia Fund.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class B	1.00	1.00
Class C	1.00	1.00
Class F	0.25	0.50

Transfer agent services — The Funds have a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services — The Funds have an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described on the previous page for the six months ended January 31, 2008, were as follows (dollars in thousands):
Maryland
			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services
Class A	$301	$26	Not applicable	Not applicable
Class B	76	2	Not applicable	Not applicable
Class C	137	Included in	$ 9	$1
Class F	20	administrative	8	1
Class R-5	Not applicable	services	2	—*
Total	$534	$28	$19	$2

Virginia
			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services
Class A	$333	$30	Not applicable	Not applicable
Class B	59	1	Not applicable	Not applicable
Class C	90	Included in	$ 6	$1
Class F	25	administrative	8	1
Class R-5	Not applicable	services	—*	—*
Total	$507	$31	$14	$2

*Amount less than one thousand.

Trustees’ deferred compensation — Since the adoption of the deferred compensation plan in 1994, independent trustees may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested in shares of the Funds or other American Funds. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Trustees’ compensation of $14,000 each for the Maryland Fund and the Virginia Fund, shown on the accompanying financial statements, includes $13,000 for each Fund in current fees (either paid in cash or deferred) and a net increase of $1,000 in the value of the deferred amounts.

Affiliated officers and trustees — All the officers and all interested trustees of the Trust are affiliated with WMC. Officers and affiliated trustees do not receive compensation directly from the Funds.

4. Investment transactions

The Maryland Fund and Virginia Fund made purchases of investment securities, excluding short-term securities, of $20,557,000 and $19,749,000, and sales of $6,061,000 and $11,064,000, respectively, during the six months ended January 31, 2008.

5. Capital share transactions

Capital share transactions in the Funds were as follows (dollars and shares in thousands):

Maryland
	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended January 31, 2008
Class A	$39,129	2,503	$3,567	228	$(27,151)	(1,734)	$15,545	997
Class B	120	8	166	11	(1,256)	(80)	(970)	(61)
Class C	2,928	186	318	20	(3,971)	(253)	(725)	(47)
Class F	4,435	283	211	14	(2,325)	(150)	2,321	147
Class R-5	1,011	64	115	7	—	—	1,126	71
Total net increase(decrease)	$47,623	3,044	$4,377	280	$(34,703)	(2,217)	$17,297	1,107
Year ended July 31, 2007
Class A	$69,568	4,353	$6,484	406	$(38,290)	(2,402)	$37,762	2,357
Class B	1,115	70	357	22	(3,242)	(203)	(1,770)	(111)
Class C	6,241	390	602	38	(4,187)	(262)	2,656	166
Class F	7,283	456	261	16	(2,239)	(140)	5,305	332
Class R-5	1,532	96	209	13	—	—	1,741	109
Total net increase(decrease)	$85,739	5,365	$7,913	495	$(47,958)	(3,007)	$45,694	2,853

Virginia
	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended January 31, 2008
Class A	$42,268	2,594	$3,460	212	$(32,520)	(2,004)	$13,208	802
Class B	699	43	135	8	(1,754)	(107)	(920)	(56)
Class C	3,201	197	211	13	(1,287)	(79)	2,125	131
Class F	7,849	482	320	20	(2,784)	(171)	5,385	331
Class R-5	477	29	53	3	—	—	530	32
Total net increase(decrease)	$54,494	3,345	$4,179	256	$(38,345)	(2,361)	$20,328	1,240
Year ended July 31, 2007
Class A	$65,549	3,978	$6,418	390	$(35,143)	(2,136)	$36,824	2,232
Class B	959	58	289	17	(1,682)	(102)	(434)	(27)
Class C	4,460	271	370	23	(3,354)	(204)	1,476	90
Class F	7,256	441	421	25	(2,777)	(169)	4,900	297
Class R-5	—	—	94	6	—	—	94	6
Total net increase(decrease)	$78,224	4,748	$7,592	461	$(42,956)	(2,611)	$42,860	2,598

*Includes exchanges between share classes of the Fund.

The Tax-Exempt Fund of Maryland
Financial highlights1
		Income from investment operations[2]			Dividends and distributions			Net asset value, end of period		Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[4]	Ratio of net income to average net assets[4]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions		Total return[3,4]
Class A:
Six months ended 1/31/2008[5]	$15.76	$.31	$(.06)	$.25	$(.31)	$ —	$(.31)	$15.70	1.62%	$247	.71%[6]	.67%[6]	3.97%[6]
Year ended 7/31/2007	15.87	.62	(.11)	.51	(.62)	—	(.62)	15.76	3.26	233.70		.66	3.91
Year ended 7/31/2006	16.13	.62	(.26)	.36	(.62)	—	(.62)	15.87	2.27	197.72		.69	3.86
Year ended 7/31/2005	15.94	.62	.19	.81	(.62)	—	(.62)	16.13	5.12	171.71		.69	3.84
Year ended 7/31/2004	15.76	.64	.17	.81	(.63)	—	(.63)	15.94	5.17	154.72		.72	3.97
Year ended 7/31/2003	15.93	.62	(.15)	.47	(.62)	(.02)	(.64)	15.76	2.98	156.73		.73	3.87
Class B:
Six months ended 1/31/2008[5]	15.76	.25	(.06)	.19	(.25)	—	(.25)	15.70	1.24	15	1.46[6]	1.42[6]	3.23[6]
Year ended 7/31/2007	15.87	.51	(.11)	.40	(.51)	—	(.51)	15.76	2.50	16	1.45	1.42	3.17
Year ended 7/31/2006	16.13	.50	(.26)	.24	(.50)	—	(.50)	15.87	1.52	18	1.48	1.44	3.12
Year ended 7/31/2005	15.94	.50	.19	.69	(.50)	—	(.50)	16.13	4.35	18	1.47	1.44	3.09
Year ended 7/31/2004	15.76	.52	.17	.69	(.51)	—	(.51)	15.94	4.40	19	1.48	1.48	3.21
Year ended 7/31/2003	15.93	.50	(.15)	.35	(.50)	(.02)	(.52)	15.76	2.22	18	1.48	1.48	3.09
Class C:
Six months ended 1/31/2008[5]	15.76	.25	(.06)	.19	(.25)	—	(.25)	15.70	1.22	27	1.51[6]	1.47[6]	3.18[6]
Year ended 7/31/2007	15.87	.50	(.11)	.39	(.50)	—	(.50)	15.76	2.44	28	1.51	1.47	3.10
Year ended 7/31/2006	16.13	.49	(.26)	.23	(.49)	—	(.49)	15.87	1.46	25	1.53	1.49	3.06
Year ended 7/31/2005	15.94	.48	.19	.67	(.48)	—	(.48)	16.13	4.22	23	1.59	1.56	2.97
Year ended 7/31/2004	15.76	.50	.17	.67	(.49)	—	(.49)	15.94	4.27	17	1.60	1.60	3.09
Year ended 7/31/2003	15.93	.48	(.15)	.33	(.48)	(.02)	(.50)	15.76	2.09	13	1.61	1.61	2.97
Class F:
Six months ended 1/31/2008[5]	15.76	.30	(.06)	.24	(.30)	—	(.30)	15.70	1.57	17	.79[6]	.75[6]	3.88[6]
Year ended 7/31/2007	15.87	.61	(.11)	.50	(.61)	—	(.61)	15.76	3.17	14.78		.74	3.82
Year ended 7/31/2006	16.13	.61	(.26)	.35	(.61)	—	(.61)	15.87	2.19	9.80		.77	3.77
Year ended 7/31/2005	15.94	.60	.19	.79	(.60)	—	(.60)	16.13	4.98	6.84		.82	3.72
Year ended 7/31/2004	15.76	.62	.17	.79	(.61)	—	(.61)	15.94	5.04	5.85		.85	3.85
Year ended 7/31/2003	15.93	.60	(.15)	.45	(.60)	(.02)	(.62)	15.76	2.84	3.86		.86	3.73
Class R-5:
Six months ended 1/31/2008[5]	15.76	.33	(.06)	.27	(.33)	—	(.33)	15.70	1.72	6	.49[6]	.46[6]	4.19[6]
Year ended 7/31/2007	15.87	.65	(.11)	.54	(.65)	—	(.65)	15.76	3.43	5.52		.48	4.09
Year ended 7/31/2006	16.13	.65	(.26)	.39	(.65)	—	(.65)	15.87	2.45	4.55		.51	4.04
Year ended 7/31/2005	15.94	.64	.19	.83	(.64)	—	(.64)	16.13	5.30	4.54		.51	4.02
Year ended 7/31/2004	15.76	.67	.17	.84	(.66)	—	(.66)	15.94	5.36	3.54		.54	4.15
Year ended 7/31/2003	15.93	.65	(.15)	.50	(.65)	(.02)	(.67)	15.76	3.16	3.55		.55	4.06

Six months ended January 31, 2008[5]		Year ended July 31
		2007	2006	2005	2004	2003
Portfolio turnover rate for all classes of shares	2%	9%	5%	5%	11%	8%

[1]Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]Based on average shares outstanding.
[3]Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]This column reflects the impact, if any, of certain waivers from CRMC and WMC. During some of the periods shown, CRMC and WMC reduced fees for investment advisory services and business management services.
[5]Unaudited.
[6]Annualized.

See Notes to Financial Statements

The Tax-Exempt Fund of Virginia
Financial highlights1
		Income from investment operations[2]			Dividends and distributions			Net asset value, end of period		Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[4]	Ratio of net income to average net assets[4]
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions		Total return[3,4]
Class A:
Six months ended 1/31/2008[5]	$16.30	$.31	$ .12	$.43	$(.31)	$ —	$(.31)	$16.42	2.68%	$279	.69%[6]	.66%[6]	3.83%[6]
Year ended 7/31/2007	16.35	.62	(.05)	.57	(.62)	—	(.62)	16.30	3.51	264.69		.65	3.77
Year ended 7/31/2006	16.63	.61	(.28)	.33	(.61)	—	(.61)	16.35	2.03	228.71		.67	3.70
Year ended 7/31/2005	16.48	.61	.14	.75	(.60)	—	(.60)	16.63	4.59	210.69		.67	3.62
Year ended 7/31/2004	16.32	.60	.16	.76	(.60)	—	(.60)	16.48	4.67	189.70		.70	3.60
Year ended 7/31/2003	16.57	.60	(.21)	.39	(.60)	(.04)	(.64)	16.32	2.32	189.71		.71	3.61
Class B:
Six months ended 1/31/2008[5]	16.30	.25	.12	.37	(.25)	—	(.25)	16.42	2.31	11	1.44[6]	1.41[6]	3.09[6]
Year ended 7/31/2007	16.35	.50	(.05)	.45	(.50)	—	(.50)	16.30	2.75	12	1.45	1.41	3.02
Year ended 7/31/2006	16.63	.49	(.28)	.21	(.49)	—	(.49)	16.35	1.28	13	1.46	1.42	2.95
Year ended 7/31/2005	16.48	.49	.14	.63	(.48)	—	(.48)	16.63	3.82	13	1.45	1.43	2.87
Year ended 7/31/2004	16.32	.48	.16	.64	(.48)	—	(.48)	16.48	3.90	14	1.45	1.45	2.84
Year ended 7/31/2003	16.57	.47	(.21)	.26	(.47)	(.04)	(.51)	16.32	1.56	14	1.46	1.46	2.81
Class C:
Six months ended 1/31/2008[5]	16.30	.25	.12	.37	(.25)	—	(.25)	16.42	2.28	19	1.50[6]	1.46[6]	3.02[6]
Year ended 7/31/2007	16.35	.49	(.05)	.44	(.49)	—	(.49)	16.30	2.69	17	1.50	1.46	2.96
Year ended 7/31/2006	16.63	.48	(.28)	.20	(.48)	—	(.48)	16.35	1.23	15	1.51	1.47	2.90
Year ended 7/31/2005	16.48	.47	.14	.61	(.46)	—	(.46)	16.63	3.70	16	1.57	1.55	2.75
Year ended 7/31/2004	16.32	.45	.16	.61	(.45)	—	(.45)	16.48	3.77	15	1.58	1.58	2.72
Year ended 7/31/2003	16.57	.45	(.21)	.24	(.45)	(.04)	(.49)	16.32	1.43	14	1.60	1.60	2.72
Class F:
Six months ended 1/31/2008[5]	16.30	.31	.12	.43	(.31)	—	(.31)	16.42	2.65	23	.76[6]	.73[6]	3.73[6]
Year ended 7/31/2007	16.35	.61	(.05)	.56	(.61)	—	(.61)	16.30	3.43	17.77		.73	3.69
Year ended 7/31/2006	16.63	.60	(.28)	.32	(.60)	—	(.60)	16.35	1.96	13.78		.74	3.62
Year ended 7/31/2005	16.48	.59	.14	.73	(.58)	—	(.58)	16.63	4.46	9.82		.80	3.50
Year ended 7/31/2004	16.32	.58	.16	.74	(.58)	—	(.58)	16.48	4.54	7.83		.83	3.48
Year ended 7/31/2003	16.57	.58	(.21)	.37	(.58)	(.04)	(.62)	16.32	2.17	3.85		.85	3.44
Class R-5:
Six months ended 1/31/2008[5]	16.30	.33	.12	.45	(.33)	—	(.33)	16.42	2.81	3	.45[6]	.41[6]	4.07[6]
Year ended 7/31/2007	16.35	.65	(.05)	.60	(.65)	—	(.65)	16.30	3.69	2.51		.47	3.96
Year ended 7/31/2006	16.63	.64	(.28)	.36	(.64)	—	(.64)	16.35	2.20	2.53		.50	3.88
Year ended 7/31/2005	16.48	.64	.14	.78	(.63)	—	(.63)	16.63	4.77	2.52		.50	3.81
Year ended 7/31/2004	16.32	.63	.16	.79	(.63)	—	(.63)	16.48	4.85	2.52		.52	3.78
Year ended 7/31/2003	16.57	.63	(.21)	.42	(.63)	(.04)	(.67)	16.32	2.49	2.53		.53	3.79

Six months ended January 31, 2008[5]		Year ended July 31
		2007	2006	2005	2004	2003
Portfolio turnover rate for all classes of shares	4%	11%	4%	13%	8%	4%

[1]Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]Based on average shares outstanding.
[3]Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]This column reflects the impact, if any, of certain waivers from CRMC and WMC. During some of the periods shown, CRMC and WMC reduced fees for investment advisory services and business management services.
[5]Unaudited.
[6]Annualized.

See Notes to Financial Statements

Expense example
                                                                                                                                               unaudited
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 through January 31, 2008).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Tax-Exempt Fund of Maryland
	Beginning account value 8/1/2007	Ending account value 1/31/2008	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,016.18	$3.40	.67%
Class A — assumed 5% return	1,000.00	1,021.77	3.40	.67
Class B — actual return	1,000.00	1,012.45	7.18	1.42
Class B — assumed 5% return	1,000.00	1,018.00	7.20	1.42
Class C — actual return	1,000.00	1,012.21	7.44	1.47
Class C — assumed 5% return	1,000.00	1,017.75	7.46	1.47
Class F — actual return	1,000.00	1,015.74	3.80	.75
Class F — assumed 5% return	1,000.00	1,021.37	3.81	.75
Class R-5 — actual return	1,000.00	1,017.23	2.33	.46
Class R-5 — assumed 5% return	1,000.00	1,022.82	2.34	.46

The Tax-Exempt Fund of Virginia
	Beginning account value 8/1/2007	Ending account value 1/31/2008	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,026.84	$3.36	.66%
Class A — assumed 5% return	1,000.00	1,021.82	3.35	.66
Class B — actual return	1,000.00	1,023.10	7.17	1.41
Class B — assumed 5% return	1,000.00	1,018.05	7.15	1.41
Class C — actual return	1,000.00	1,022.80	7.42	1.46
Class C — assumed 5% return	1,000.00	1,017.80	7.41	1.46
Class F — actual return	1,000.00	1,026.50	3.72	.73
Class F — assumed 5% return	1,000.00	1,021.47	3.71	.73
Class R-5 — actual return	1,000.00	1,028.11	2.09	.41
Class R-5 — assumed 5% return	1,000.00	1,023.08	2.08	.41

*The "expenses paid during period" are equal to the "annualized expense ratio," multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 366 (to reflect the one-half year period).

Other share class results                                                                          unaudited
Class B, Class C and Class F
Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended December 31, 2007 (the most recent calendar quarter-end):

The Tax-Exempt Fund of Maryland	1 year	5 years	Life of class
Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	– 4.94%	2.12%	3.88%
Not reflecting CDSC	– 0.11	2.47	3.88
Class C shares — first sold 4/12/01
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	– 1.13	2.38	3.24
Not reflecting CDSC	– 0.16	2.38	3.24
Class F shares* — first sold 6/15/01
Not reflecting annual asset-based fee charged by sponsoring firm	0.56	3.12	3.84

The Tax-Exempt Fund of Virginia	1 year	5 years	Life of class
Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	–3.86%	1.94%	4.00%
Not reflecting CDSC	1.03	2.30	4.00
Class C shares — first sold 4/18/01
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	0.00	2.21	3.20
Not reflecting CDSC	0.97	2.21	3.20
Class F shares* — first sold 4/4/01
Not reflecting annual asset-based fee charged by sponsoring firm	1.72	2.95	3.71
*These shares are sold without any initial or contingent deferred sales charge.

The Funds’ investment adviser and business manager each waived 5% of their management fees from September 1, 2004 through March 31, 2005, and increased the waivers to 10% on April 1, 2005. Fund results shown reflect the waivers, without which they would have been lower. Please see the Financial Highlights tables on pages 30 to 33 for details.

For information regarding the differences among the various share classes, please refer to the Funds’ prospectus.

Results of meeting of trust shareholders held December 10, 2007

The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia
Shares outstanding (all classes) on record date (September 21, 2007): 38,113,065
Total shares voted on December 10, 2007: 32,068,365 84.10%

Proposal 1:
Election of Trustees

Trustee	Votes for	Percent of shares voted for	Votes withheld	Percent of shares withheld
Cyrus A. Ansary	31,734,617	99.0%	333,748	1.0%
Barbara Hackman Franklin	31,721,005	98.9%	347,360	1.1%
R. Clark Hooper	31,712,153	98.9%	356,212	1.1%
James H. Lemon, Jr.	31,727,004	98.9%	341,361	1.1%
James C. Miller III	31,718,174	98.9%	350,191	1.1%
Katherine D. Ortega	31,701,825	98.9%	366,540	1.1%
J. Knox Singleton	31,716,991	98.9%	351,374	1.1%
Jeffrey L. Steele	31,749,628	99.0%	318,737	1.0%

Proposal 2:
Ratification of Independent Registered Public Accounting Firm

Votes for	Percent of shares voted for	Votes against	Percent of shares voted against	Votes abstaining	Percent of shares abstaining
31,457,767	98.1%	222,128	0.7%	388,470	1.2%

Offices of the Funds and
of the business manager
Washington Management Corporation
1101 Vermont Avenue, NW
Washington, DC 20005-3521
202/842-5665

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent
American Funds Service Company
P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Dechert LLP
1775 I Street, NW
Washington, DC 20005-3987

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the Funds’ prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

"American Funds Proxy Voting Guidelines" — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The Funds file their proxy voting records with the SEC for the 12 months ended June 30 by August 31. The reports also are available on the SEC and American Funds websites.

A complete January 31, 2008 portfolio of the Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Funds file a complete list of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, DC (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of the The American Funds Tax-Exempt Series I, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Funds. If used as sales material after March 31, 2008, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Capital Group Companies
American FundsCapital Research and ManagementCapital InternationalCapital GuardianCapital Bank and Trust
Lit. No. MFGESR-970-0308P (S10075) Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable to this filing.

ITEM 3 - Audit Committee Financial Expert

Not applicable to this filing.

ITEM 4 - Principal Accountant Fees and Services

Not applicable to this filing.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The full schedule of investments for each Fund

Tax-Exempt Fund of Maryland®
Investment Portfolio
January 31, 2008
		unaudited

	Principal amount	Market value
Bonds & notes — 94.48%	(000)	(000)

MARYLAND — 87.80%
STATE ISSUERS — 48.10%
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, GNMA Collateralized, Series 2002-B, AMT, 4.85% 2022	$2,000	$2,005

Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, Series 2007-A, AMT, 4.85% 2037	2,650	2,518

Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 1998-B, AMT, 5.00% 2008	1,610	1,629

Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 1998-B, AMT, 5.00% 2009	830	844

Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2001-H, AMT, 5.20% 2022	900	910

Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2006-F, AMT, 6.00% 2039	3,745	4,038

Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2006-L, AMT, 4.80% 2021	1,500	1,505

Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2006-P, AMT, 4.55% 2026	500	480

Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2007-D, AMT, 4.80% 2032	1,000	953

Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series D, AMT, 4.65% 2022	1,000	992

Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series H, AMT, 5.00% 2027	1,000	1,001

Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series I, AMT, 6.00% 2041	1,900	2,097

Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, FSA insured, 5.25% 2012	1,000	1,089
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, FSA insured, 5.50% 2013	1,500	1,669
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, FSA insured, 5.50% 2015	2,000	2,190
Econ. Dev. Corp., Lease Rev. Bonds (Dept. of Transportation Headquarters Fac.), Series 2002, 5.00% 2014	1,755	1,912
Econ. Dev. Corp., Lease Rev. Bonds (Dept. of Transportation Headquarters Fac.), Series 2002, 5.375% 2019	1,500	1,641
Econ. Dev. Corp., Rev. Bonds (Anne Arundel County, Golf Course System), Series 2001, 8.25% 2028 (preref. 2011)	1,940	2,281
Econ. Dev. Corp., Rev. Ref. Bonds (Chesapeake Bay Conference Center Project), Series 2006-A, 4.75% 2011	800	809
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2024	1,000	986
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2037	3,265	3,032
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, Baltimore County Project), Series 2006, XLCA insured, 5.00% 2020	600	614

Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2020	1,000	1,031

Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2021	1,000	1,023

Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2026	1,000	997

		unaudited

	Principal amount	Market value
Bonds & notes	(000)	(000)

STATE ISSUERS (continued)
Econ. Dev. Corp., Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project), Series 2001, AMBAC insured, 5.25% 2011	$3,355	$3,642

Econ. Dev. Corp., Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project), Series 2001, AMBAC insured, 5.375% 2015	2,190	2,365

Energy Fncg. Administration, Limited Obligation Solid Waste Disposal Rev. Bonds (Wheelabrator Water Technologies Baltimore LLC Projects), Series 1996, AMT, 6.30% 2010	2,230	2,258

G.O. Bonds, State and Local Facs., First Series Loan of 2000, Series H, 5.50% 2010	2,000	2,159
G.O. Bonds, State and Local Facs., First Series Loan of 2001, Series H, 5.50% 2011	1,000	1,094
G.O. Bonds, State and Local Facs., First Series Loan of 2003, Capital Improvement Bonds, Series A, 5.25% 2016	1,500	1,730
G.O. Bonds, State and Local Facs., Second Series Loan of 2002, Series B, 5.25% 2009	1,000	1,033
G.O. Bonds, State and Local Facs., Second Series Loan of 1999, Series X, 5.25% 2012 (preref. 2009)	2,000	2,110
Health and Higher Educational Facs. Auth., FHA Insured Mortgage Rev. Bonds, Western Maryland Health System Issue, Series 2006-A, MBIA insured, 5.00% 2024	3,500	3,625

Health and Higher Educational Facs. Auth., First Mortgage Rev. Bonds (PUMH of Maryland, Inc. – Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2019	1,500	1,485

Health and Higher Educational Facs. Auth., First Mortgage Rev. Bonds (PUMH of Maryland, Inc. – Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2026	1,640	1,568

Health and Higher Educational Facs. Auth., Parking Rev. Bonds (Johns Hopkins Medical Institutions Parking Facs. Issue), Series 2001, AMBAC insured, 5.00% 2034	880	890

Health and Higher Educational Facs. Auth., Rev. Bonds (Anne Arundel Medical Center Issue), Series 1998, FSA insured, 5.125% 2028	1,000	1,016

Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 4.50% 2026	1,000	913
Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 5.00% 2036	1,500	1,420
Health and Higher Educational Facs. Auth., Rev. Bonds (Edenwald Issue), Series 2006-A, 5.40% 2031	1,000	946
Health and Higher Educational Facs. Auth., Rev. Bonds (Edenwald Issue), Series 2006-A, 5.40% 2037	2,500	2,335
Health and Higher Educational Facs. Auth., Rev. Bonds (Good Samaritan Hospital Issue), Series 1993, 5.70% 2009 (escrowed to maturity)	1,000	1,028

Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue), Series 1993, 5.50% 2013 (escrowed to maturity)	1,325	1,380

Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue), Series 1993, 5.50% 2021 (escrowed to maturity)	1,000	1,009

Health and Higher Educational Facs. Auth., Rev. Bonds (Kaiser Permanente), Series 1998-A, 5.375% 2015	1,000	1,029
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.00% 2012	1,000	1,067
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.00% 2014	2,450	2,638
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2008, ASSURED GUARANTY insured, 5.00% 2020	2,710	2,916

Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2008, ASSURED GUARANTY insured, 5.00% 2028	1,000	1,028

Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.25% 2018 (preref. 2014)	1,000	1,135
Health and Higher Educational Facs. Auth., Rev. Bonds (Medlantic/Helix Issue), Series 1998-B, AMBAC insured, 5.25% 2038	1,500	1,645
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2007-A, 5.00% 2032	4,000	3,725
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Medical Center Issue), Series 1996, FSA insured, 6.50% 2013	2,000	2,209

Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2003-A, 6.00% 2035 (preref. 2013)	2,000	2,320
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2003-B, 5.00% 2008	1,000	1,005
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2022	1,065	1,016
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2035	1,000	851
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2007, 4.75% 2034	3,090	2,783
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2016	1,200	1,285

Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2021	1,000	1,039

Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2036	4,500	4,446

Health and Higher Educational Facs. Auth., Rev. Bonds (Suburban Hospital Issue), Series 2004-A, 5.00% 2008	1,500	1,513

		unaudited

	Principal amount	Market value
Bonds & notes	(000)	(000)

STATE ISSUERS (continued)
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2000, 6.75% 2030 (preref. 2010)	$2,000	$ 2,226

Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2006-A, 5.00% 2036	2,000	1,988

Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Adventist HealthCare Issue), Series 2003-A, 5.00% 2012	1,000	1,038
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Adventist HealthCare Issue), Series 2003-A, 5.75% 2025	1,000	1,029
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 1998, 5.25% 2014	1,375	1,418
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2001-A, 5.00% 2011	1,000	1,083
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2001-A, 5.00% 2013	1,000	1,074
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2002-A, 5.00% 2032	1,000	1,040
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2013	1,000	1,055
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.50% 2033	1,000	1,007
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2014	1,845	2,021
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2015	500	543
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2016	3,500	3,775
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Roland Park Place Issue), Series 1999, 5.50% 2014	525	525
Industrial Dev. Fncg. Auth., Econ. Dev. Rev. Bonds (Our Lady of Good Counsel High School Fac.), Series 2005-A, 6.00% 2035	1,000	997

Morgan State University, Academic Fees and Auxiliary Facs. Fees Rev. Bonds, Series 2003-A, FGIC insured, 5.00% 2020	1,375	1,471
Dept. of Transportation, Consolidated Transportation Bonds, Series 2002, 5.50% 2017	2,000	2,356
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.25% 2014	4,000	4,581
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.00% 2015	1,500	1,693
Dept. of Transportation, Consolidated Transportation Bonds, Series 2004, 5.00% 2018	1,000	1,089
Dept. of Transportation, Project Certs. of Part. (Mass Transit Administration Project), Series 2000, AMT, 5.00% 2008	1,415	1,442
Transportation Auth., Airport Parking Rev. Bonds (Baltimore/Washington International Airport Projects), Series 2002-B, AMT, AMBAC insured, 5.375% 2015	2,000	2,176

Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2007, FSA insured, 5.00% 2021	3,000	3,283
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2001-B, 4.00% 2013	1,000	1,039
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2005-A, 5.00% 2018	2,000	2,199
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2002-A, 5.125% 2022 (preref. 2012)	2,000	2,198
		150,248

CITY & COUNTY ISSUERS — 39.70%
City of Annapolis, Econ. Dev. Rev. Bonds (St. John’s College Fac.), Series 2007-B, 5.00% 2032	2,000	1,915
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034	2,000	1,805
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	3,000	2,992
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Ref. Series 2006, 5.00% 2017	1,590	1,788
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2005, 5.00% 2016	1,500	1,677
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2018	1,165	1,285
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2021	1,350	1,473
Anne Arundel County, G.O. Bonds, Series 2002, 5.25% 2012	1,000	1,103
Anne Arundel County, Special Obligation Bonds (Arundel Mills Project), Series 1999, 7.10% 2029 (preref. 2009)	1,985	2,148
Anne Arundel County, Special Obligation Bonds (National Business Park Project), Series 2000, 7.375% 2028 (preref. 2010)	1,500	1,691
Anne Arundel County, Tax Increment Fncg. Bonds (Parole Town Center Project), Series 2002, 5.00% 2012	1,120	1,157
Baltimore County, G.O. Bonds, Consolidated Public Improvement Bonds, Series 2002, 5.25% 2010	2,000	2,151
Baltimore County, G.O. Bonds, Consolidated Public Improvement Bonds, Series 2002, 5.25% 2015 (preref. 2012)	3,000	3,336
Baltimore County, G.O. Bonds, Metropolitan Dist. Bonds (67th Issue), 5.00% 2018 (preref. 2011)	1,500	1,637
Baltimore County, Rev. Bonds (Catholic Health Initiatives), Series 2006-A, 4.50% 2033	700	658
Baltimore County, Rev. Bonds (Catholic Health Initiatives), Series 2006-A, 5.00% 2020	1,000	1,048
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2022	2,600	2,608
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2037	3,000	2,770
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2018	1,000	1,038
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2019	1,000	1,029
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2023	1,000	1,004
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-B, 5.875% 2039	2,500	2,440

		unaudited

	Principal amount	Market value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS (continued)
Mayor and City Council of Baltimore, Convertible Rev. Ref. Bonds (Baltimore City Parking System Facs.), Series 1996-A, FGIC insured, 5.90% 2009	$1,500	$1,573

Mayor and City Council of Baltimore, Project and Rev. Bonds (Wastewater Projects), Series 2005-B, MBIA insured, 5.00% 2021 (preref. 2015)	1,030	1,166

Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 1994-A, FGIC insured, 5.00% 2024	410	447

Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 2002-A, FGIC insured, 5.00% 2021	1,225	1,303

Mayor and City Council of Baltimore, Rev. Ref. Bonds (Wastewater Projects), Series 1994-A, FGIC insured, 6.00% 2015	1,500	1,686
Mayor and City Council of Brunswick, Special Obligation Bonds (Brunswick Crossing Special Taxing Dist.), Series 2006, 5.50% 2036	4,000	3,505

Calvert County, Econ. Dev. Rev. Ref. Bonds (Asbury-Solomons Island Fac.), Series 1997, MBIA insured, 5.00% 2009 (escrowed to maturity)	1,000	1,026

Carroll County, EMA Obligated Group Issue (Fairhaven and Copper Ridge), Rev. Ref. Bonds, Series 1999-A, ASSET GUARANTY insured, RADIAN insured, 5.50% 2019	1,265	1,291

Carroll County, G.O. Bonds, County of Commissioners of Carroll County, Consolidated Public Improvement Ref. Bonds (Delayed Delivery), Series 2003, 5.00% 2010	500	537

Frederick County, Educational Facs. Rev. Bonds (Mount Saint Mary’s University), Series 2007, 4.50% 2025	1,000	888
Frederick County, Educational Facs. Rev. Bonds (Mount Saint Mary’s University), Series 2007, 5.00% 2030	2,000	1,841
Frederick County, G.O. Public Facs. Bonds of 2000, 5.10% 2017 (preref. 2010)	1,000	1,085
Frederick County, G.O. Public Facs. Ref. Bonds of 2006, 5.25% 2021	1,000	1,154
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 1998, 6.625% 2025	3,000	3,030
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 5.95% 2030	1,000	988
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 6.25% 2030	1,436	1,432
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2026	1,000	975
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	3,420	3,167
Harford County, Consolidated Public Improvement Bonds, Series 2005, 5.00% 2020	1,000	1,098
Howard County, G.O. Consolidated Public Improvement Project and Ref. Bonds, Series 2002-A, 5.25% 2014	795	868
Howard County, G.O. Consolidated Public Improvement Project and Ref. Bonds, Series 2002-A, 5.25% 2014 (preref. 2012)	205	226
City of Hyattsville, Special Obligation Bonds (University Town Center Project), Series 2004, 5.75% 2034	3,650	3,453
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2004-A, 4.65% 2030	2,670	2,615
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.55% 2027	2,000	1,904

Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.625% 2032	765	710

Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.70% 2037	1,350	1,256

Montgomery County Housing Opportunities Commission, Single-family Mortgage Rev. Bonds, Series 2007-D, AMT, 5.50% 2038	1,000	1,074

Montgomery County, Econ. Dev. Corp., Lease Rev. Bonds (Town Square Parking Garage Project), Series 2002-A, 3.25% 2011	1,000	1,030

Montgomery County, Econ. Dev. Rev. Bonds (Trinity Health Credit Group), Series 2001, 5.50% 2016	1,000	1,095
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2000-A, 5.30% 2013 (preref. 2010)	1,000	1,066
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2001-A, 4.75% 2011	1,000	1,070
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2001-A, 4.75% 2012	1,000	1,072
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2001-A, 5.25% 2015	2,000	2,193
Montgomery County, Solid Waste Disposal System Rev. Ref. Bonds, Series 2003-A, AMBAC insured, 5.00% 2013	1,000	1,093
Montgomery County, Special Obligation Bonds (Kingsview Village Center Dev. Dist.), Series 1999, 6.90% 2021	2,145	2,231
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Series 2002-A, RADIAN insured, 5.375% 2020	750	783

Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Series 2004-A, RADIAN insured, 6.70% 2027	1,660	1,840

Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System), Series 2003, AMT, AMBAC insured, 5.50% 2010	2,500	2,644

Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System), Series 2003, AMT, AMBAC insured, 5.50% 2016	1,000	1,080

		unaudited

	Principal amount	Market value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS (continued)
Housing Auth. of Prince George’s County, Mortgage Rev. Bonds (GNMA Collateralized – Windsor Crossing Apartments Project), Series 2002-A, AMT, 3.90% 2012	$ 330	$ 336

Housing Auth. of Prince George’s County, Mortgage Rev. Bonds (GNMA Collateralized – Windsor Crossing Apartments Project), Series 2002-A, AMT, 5.00% 2023	1,000	1,010

Housing Auth. of Prince George’s County, Mortgage Rev. Bonds (GNMA Collateralized – Langley Gardens Apartments Project), Series 1997-A, AMT, 5.60% 2017	1,130	1,159

Industrial Dev. Auth. of Prince George’s County, Rev. Ref. Lease Bonds (Upper Marlboro Justice Center Project), Series 2003-A, MBIA insured, 5.00% 2014	1,500	1,634

Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 4.70% 2015	1,900	1,859
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	4,000	3,509
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.50% 2017	725	699

Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.60% 2021	1,660	1,542

Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.70% 2026	1,545	1,391

Prince George’s County, Special Obligation Ref. Bonds (Woodview Village Phase II Infrastructure Improvements), Series 2006, RADIAN insured, 5.00% 2026	1,000	1,020

Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	3,700	3,237
City of Salisbury, Special Obligation Bonds (Villages at Aydelotte Farm Project), Series 2007, 5.25% 2037	1,775	1,496
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Ref. Bonds of 2001, 4.50% 2015 (preref. 2011)	3,000	3,197

Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Ref. Bonds of 1997, 5.75% 2017	1,510	1,806
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Water Supply Bonds of 2005, 5.00% 2019	1,000	1,103

Westminster, Educational Facs. Rev. Bonds (McDaniel College, Inc.), Series 2006, 4.50% 2036	3,000	2,755
		124,001

DISTRICT OF COLUMBIA — 0.48%
Washington Metropolitan Area Transit Auth., Gross Transit Rev. Ref. Bonds, Series 1993, FGIC insured, 6.00% 2008	1,480	1,503

PUERTO RICO — 5.38%
Electric Power Auth., Power Rev. Ref. Bonds (Forward Delivery), Series QQ, XLCA insured, 5.50% 2015	1,000	1,115
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, FSA insured, 3.688% 2029[1]	1,500	1,249
Electric Power Auth., Rev. Ref. Bonds, Series KK, XLCA insured, 5.00% 2011	1,000	1,061
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, FSA insured, 5.00% 2026 (put 2010)	500	516
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)	4,500	4,966
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	45	55
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026	455	558
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)	3,755	3,984
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)	2,500	2,598
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, FGIC insured, 0% 2040	4,000	704
		16,806

VIRGIN ISLANDS — 0.82%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2009	1,500	1,533
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2010	1,000	1,021
		2,554

Total bonds & notes (cost: $294,057,000)		295,112

		unaudited

	Principal amount	Market value
Short-term securities — 2.76%	(000)	(000)

Baltimore County, Econ. Dev. Rev. Bonds (Garrison Forest School, Inc. Project), Series 2006, 1.80% 2031[1]	$ 820	$ 820
Community Dev. Administration, Dept. of Housing and Community Dev., Multi-family Dev. Rev. Bonds (Barrington Apartments Project), Series 2003-A, AMT, 2.09% 2037[1]	2,000	2,000

Econ. Dev. Corp., Rev. Bonds (Federation of American Societies for Experimental Biology Project), Series 2002-A, 1.80% 2030[1]	800	800

Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2007-D, 2.12% 2042[1]	1,000	1,000
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-A, 1.78% 2026[1]	3,705	3,705
Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran Village, Inc.), Series 2004-C, 1.93% 2034[1]	300	300

Total short-term securities (cost: $8,625,000)		8,625

Total investment securities (cost: $302,682,000)		303,737
Other assets less liabilities		8,623

Net assets		$312,360

1Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency                                                              Dist. = District                                               G.O. = General Obligation
AMT = Alternative Minimum Tax                                Econ. = Economic                                         Preref. = Prerefunded
Auth. = Authority                                                           Fac. = Facility                                                Redev. = Redevelopment
Certs. of Part. = Certificates of Participation               Facs. = Facilities                                           Ref. = Refunding
Dept. = Department                                                         Fin. = Finance                                               Rev. = Revenue
Dev. = Development                                                       Fncg. = Financing                                        TECP = Tax-Exempt Commercial Paper

Tax-Exempt Fund of Virginia®
Investment Portfolio
January 31, 2008
		unaudited

	Principal amount	Market value
Bonds & notes — 93.05%	(000)	(000)

VIRGINIA — 81.02%
STATE ISSUERS — 29.67%
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2002-A, 5.00% 2011	$1,530	$1,665

College Building Auth., Educational Facs. Rev. Bonds (Regent University Project), Series 2006, 5.00% 2026	4,000	3,974
College Building Auth., Educational Facs. Rev. Bonds (Regent University Project), Series 2006, 5.00% 2029	1,000	965
College Building Auth., Educational Facs. Rev. Bonds (Roanoke College), Series 2007, 5.00% 2023	1,000	1,044
College Building Auth., Educational Facs. Rev. Bonds (Roanoke College), Series 2007, 5.00% 2033	1,375	1,382
College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2002-A, 5.00% 2032 (put 2009)	2,500	2,575

College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.375% 2021	1,000	1,152

College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampden-Sydney College Project), Series 1998, MBIA insured, 5.00% 2016	500	512

College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampton University Project), Series 2003, 5.00% 2013	1,000	1,093
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampton University Project), Series 2003, 5.00% 2014	1,815	1,998
Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Notes, Series 2000, 5.50% 2010	1,300	1,408
Commonwealth Transportation Board, Transportation Rev. Bonds (U.S. Route 58 Corridor Dev. Program), Series 1999-B, 5.50% 2013 (preref. 2009)	4,750	5,003

Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2001-J-1, MBIA insured, 4.55% 2010	1,000	1,033
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2001-J-1, MBIA insured, 4.65% 2011	1,000	1,049
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2004-A-1, AMT, 4.00% 2015	1,300	1,293
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2007-A, Subseries A-1, AMT, 4.90% 2020	3,200	3,266
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2007-B, AMT, 4.75% 2032	2,000	1,888
Housing Dev. Auth., Multi-family Housing Bonds, Series 1996-B, 5.95% 2016	710	729
Housing Dev. Auth., Multi-family Housing Bonds, Series 1997-B, AMT, 5.80% 2010	1,185	1,210
Housing Dev. Auth., Multi-family Housing Bonds, Series 1998-I, AMT, 4.60% 2009	1,320	1,353
Housing Dev. Auth., Multi-family Housing Bonds, Series 1998-I, AMT, 4.70% 2010	1,240	1,270
Housing Dev. Auth., Rental Housing Bonds, Series 2001-K, AMT, 5.00% 2017	825	841
Housing Dev. Auth., Rental Housing Bonds, Series 2006-B, AMT, 4.55% 2023	1,260	1,232
Northern Virginia Transportation Dist. Commission, Commuter Rail Rev. Ref. Bonds (Virginia Railway Express Project), Series 1998, FSA insured, 5.375% 2011	1,000	1,032

Northern Virginia Transportation Dist. Commission, Commuter Rail Rev. Ref. Bonds (Virginia Railway Express Project), Series 1998, FSA insured, 5.375% 2014	1,000	1,032

Peninsula Ports Auth., Health System Rev. Ref. Bonds (Riverside Health System Project), Series 1998, 5.00% 2008	1,200	1,214
Peninsula Ports Auth., Health System Rev. Ref. Bonds (Riverside Health System Project), Series 1998, 5.00% 2009	1,100	1,136
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2012	1,000	1,077
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2013	3,700	3,995
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2006, AMT, FSA insured, 5.50% 2015	2,885	3,237
Port Auth., Port Facs. Rev. Bonds, Series 2006, AMT, FGIC insured, 4.75% 2031	1,000	955
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2007, AMT, FSA insured, 5.00% 2027	1,000	1,011
Public Building Auth., Public Facs. Rev. Bonds, Series 1998-B, 5.00% 2010 (preref. 2008)	1,000	1,015

		unaudited

	Principal amount	Market value
Bonds & notes	(000)	(000)

STATE ISSUERS (continued)
Public Building Auth., Public Facs. Rev. Bonds, Series 2000-A, 5.75% 2016 (preref. 2010)	$1,000	$ 1,083
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A, 5.00% 2015	1,000	1,127
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A, 5.00% 2017	2,680	2,986
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2005-A, 5.25% 2017	1,000	1,152
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2005-B, 5.25% 2017	1,000	1,157
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 1998-B, 4.50% 2009	2,880	2,944
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2002-A, 5.00% 2014	1,000	1,088
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2002-B, 4.00% 2009	1,500	1,544
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2005-D, 5.00% 2018	2,000	2,201
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 1998-B, 4.50% 2009 (preref. 2008)	120	123
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2000, 5.25% 2015 (preref. 2010)	1,000	1,075
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2021	2,610	2,802
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2006-A, 5.00% 2017	2,105	2,369
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2002-A, 5.25% 2014	1,460	1,588
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2003, 5.00% 2020	2,000	2,173
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2003-B, AMT, MBIA insured, 5.00% 2016	1,000	1,059
Small Business Fin. Auth., Hospital Rev. Bonds (Wellmont Health System Project), Series 2007-A, 5.25% 2027	2,050	2,077
Small Business Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Mary Baldwin College), Series 2005, 4.75% 2017	1,485	1,471
Southeastern Public Service Auth., Rev. Ref. Bonds, Series 1998, AMBAC insured, 5.00% 2015	4,825	5,238
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.25% 2019 (preref. 2012)	2,000	2,135
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.50% 2026 (preref. 2015)	3,000	3,391
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-B, 5.00% 2016	1,000	1,096
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-B, 5.00% 2017	1,480	1,622
Western Virginia Regional Jail Auth., Regional Jail Fac. Rev. Bonds, Series 2007, MBIA insured, 4.75% 2024	2,200	2,290
		99,430

CITY & COUNTY ISSUERS — 51.35%
Industrial Dev. Auth. of the Town of Abingdon, Hospital Fac. Rev. Ref. Bonds (Johnston Memorial Hospital), Series 1998, 5.00% 2008	1,015	1,024

Industrial Dev. Auth. of the Town of Abingdon, Hospital Fac. Rev. Ref. Bonds (Johnston Memorial Hospital), Series 1998, 5.00% 2009	1,020	1,048

Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2005, 5.25% 2032	2,000	1,870

Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2007, 5.00% 2031	1,000	910

Industrial Dev. Auth. of the Town of Amherst, Educational Facs. Rev. Ref. Bonds (Sweet Briar College), Series 2006, 5.00% 2026	1,000	993

Arlington County, G.O. Ref. Bonds, Series 1993, 6.00% 2011	1,000	1,117
Arlington County, G.O. Ref. Bonds, Series 1993, 6.00% 2012	1,000	1,140
Industrial Dev. Auth. of Arlington County, Alexandria/Arlington Waste-to-Energy Fac. Resource Recovery Rev. Bonds (Ogden Martin Systems of Alexandria/Arlington Inc. Project), Series 1998-B, AMT, FSA insured, 5.375% 2012	2,785	2,843

Industrial Dev. Auth. of the County of Charles City, Solid Waste Disposal Fac. Rev. Ref. Bonds (USA Waste of Virginia, Inc. Project), Series 1999, AMT, 4.875% 2009	3,100	3,138

Industrial Dev. Auth. of Charlotte County, Hospital Rev. Bonds (Halifax Regional Hospital, Inc.), Series 2007, 5.00% 2027	1,000	1,009

City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2009	1,300	1,381
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2011	1,500	1,671
City of Chesapeake, G.O. Ref. Bonds, Series 1993, 5.40% 2008	1,000	1,029
City of Chesapeake, G.O. School Ref. Bonds, Series 2003, 5.00% 2013	1,500	1,669
Chesterfield County, Water and Sewer Rev. Ref. Bonds, Series 1992, 6.375% 2009	330	331
City of Fairfax Econ. Dev. Auth., Public Fac. Lease Rev. Bonds (City of Fairfax Public Improvement Projects), Series 2005, 5.00% 2024	3,000	3,161

Fairfax County Econ. Dev. Auth., Fairfax County Facs. Rev. Bonds (School Board Central Administration Building Project Phase I), Series 2005-A, 5.00% 2028	2,615	2,690

Fairfax County Econ. Dev. Auth., Lease Rev. Bonds (Joint Public Uses Complex Project), Series 2006, 5.00% 2024	3,795	4,023

		unaudited

	Principal amount	Market value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS (continued)
City of Fairfax, G.O. School Bonds, Series 2004, 5.00% 2027	$1,640	$1,723
Fairfax County Econ. Dev. Auth., Residential Care Facs. Mortgage Rev. Bonds (Goodwin House Incorporated), Series 2007, 5.00% 2027	1,000	974

Fairfax County Econ. Dev. Auth., Residential Care Facs. Mortgage Rev. Bonds (Goodwin House Incorporated), Series 2007, 5.125% 2037	2,000	1,906

Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.), Series 1999-A, 6.75% 2012 (preref. 2009)	500	541

Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.), Series 1999-A, 7.50% 2029 (preref. 2009)	2,500	2,757

Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.75% 2026	2,500	2,377

Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.875% 2036	3,000	2,761

Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health Systems Project), Series 1998-A, 5.00% 2011	1,500	1,518

Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.00% 2011	1,000	1,071

Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.25% 2019	2,500	2,814

Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, FSA insured, 5.25% 2019	1,000	1,133

Fairfax County Redev. and Housing Auth., Multi-family Housing Rev. Bonds (FHA-Insured Mortgage – Cedar Ridge Project), Series 2007, AMT, 4.75% 2038	3,775	3,537

Fairfax County Redev. and Housing Auth., Multi-family Housing Rev. Bonds (Grand View Apartments Project), Series 1998-A, 5.05% 2010	535	544

Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 1997, 5.00% 2021	1,000	1,139
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2019	1,000	1,168
City of Fredericksburg, Rev. Bonds (MediCorp Health System Obligated Group), Series 2002-B, 5.25% 2027	1,500	1,518
Econ. Dev. Auth. of the City of Fredericksburg, Hospital Facs. Rev. and Ref. Bonds (MediCorp Health System Obligated Group), Series 2007, 5.00% 2015	1,500	1,611

Econ. Dev. Auth. of the City of Fredericksburg, Hospital Facs. Rev. and Ref. Bonds (MediCorp Health System Obligated Group), Series 2007, 5.25% 2021	2,000	2,192

Econ. Dev. Auth. of Stafford County, Hospital Facs. Rev. Bonds (MediCorp Health System Obligated Group), Series 2006, 5.25% 2025	1,000	1,031

H2O Community Dev. Auth., Special Assessment Bonds, Series 2007, 5.20% 2037	3,440	2,834
City of Hampton, Convention Center Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2014	1,000	1,093
City of Hampton, Convention Center Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2015	1,500	1,629
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 1998, 5.00% 2013	2,240	2,464
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 1998, 5.00% 2014	1,000	1,117
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 2000, 5.25% 2011	1,000	1,072
City of Hampton, Museum Rev. Ref. Bonds, Series 2004, 4.00% 2009	500	505
City of Hampton, Museum Rev. Ref. Bonds, Series 2004, 5.00% 2012	1,220	1,295
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995, MBIA insured, 6.50% 2010	1,375	1,503

Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995, MBIA insured, 6.375% 2018	1,500	1,769

Industrial Dev. Auth. of the City of Harrisonburg, Hospital Facs. Rev. Bonds (Rockingham Memorial Hospital), Series 2006, AMBAC insured, 4.00% 2018	1,170	1,182

Econ. Dev. Auth. of Henrico County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2006, 5.00% 2027	1,000	971

Econ. Dev. Auth. of Henrico County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2006, 5.00% 2035	1,850	1,730

Henrico County, Water and Sewer System Rev. Bonds, Series 2006-A, 5.00% 2025	2,945	3,132
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2002, 4.625% 2013	580	634
Industrial Dev. Auth. of the County of Henrico, Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of South Atlantic, Inc. Project), Series 1996-A, AMT, 5.45% 2014	1,000	968

		unaudited

	Principal amount	Market value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS (continued)
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-A, 6.85% 2019	$ 187	$ 189

Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-B, 7.00% 2029	438	450

Econ. Dev. Auth. of James City County, Lease Rev. Bonds (Public Fac. Projects), Series 2006, FSA insured, 5.00% 2021	1,000	1,090
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. and Ref. Bonds (Williamsburg Landing, Inc.), Series 2005, 5.35% 2026	2,250	2,186

Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. and Ref. Bonds (Williamsburg Landing, Inc.), Series 2005, 5.50% 2034	750	718

Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project), Series 1998, 6.25% 2026	2,455	2,473

Industrial Dev. Auth. of Loudoun County, Residential Care Fac. Rev. Ref. Bonds, (Falcons Landing Project), Series 2004-A, 6.00% 2024	2,000	2,031

Loudoun County, G.O. Public Improvement and Ref. Bonds, Series 2002-A, 5.00% 2012	1,795	1,971
Loudoun County, G.O. Public Improvement Bonds, Series 2001-B, 5.00% 2012 (preref. 2010)	1,000	1,060
Loudoun County, G.O. Public Improvement Bonds, Series 2001-B, 5.25% 2015 (preref. 2011)	500	545
Loudoun County Sanitation Auth., Water and Sewer System Rev. Bonds, Series 2000, FSA insured, 5.00% 2014 (preref. 2011)	1,185	1,282

Loudoun County Sanitation Auth., Water and Sewer System Rev. Bonds, Series 2007, 5.00% 2021	500	546
Industrial Dev. Auth. of the City of Lynchburg, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury of Lynchburg), Series 2007, 5.00% 2031	500	454

New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.50% 2026	2,325	2,119
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.60% 2036	2,000	1,757
City of Newport News, G.O. General Improvement Bonds, Series 2004-A, 5.00% 2020	1,000	1,087
City of Newport News, G.O. General Improvement Ref. Bonds, Series 2003-A, 5.00% 2010	1,000	1,063
City of Newport News, G.O. General Improvement Ref. Bonds, Series 2007-B, 5.25% 2022	1,805	2,079
Econ. Dev. Auth. of the City of Newport News, Econ. Dev. Rev. Bonds, Series 2006, 5.00% 2023	1,110	1,193
Econ. Dev. Auth. of the City of Newport News, Econ. Dev. Rev. Bonds, Series 2006, 5.00% 2024	1,085	1,161
Norfolk Airport Auth., Airport Rev. Bonds, Series 2001-B, AMT, FGIC insured, 5.375% 2014	1,485	1,567
Norfolk Airport Auth., Airport Rev. Bonds, Series 2001-B, AMT, FGIC insured, 5.375% 2015	1,565	1,624
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	3,000	2,994
Econ. Dev. Auth. of the County of Powhatan, Lease Rev. Bonds (Virginia Capital Projects), Series 2007, AMBAC insured, 5.00% 2020	1,110	1,193

County of Prince William, Industrial Dev. Auth., Hospital Fac. Rev. Bonds (Potomac Hospital Corp. of Prince William), Series 2003, 5.00% 2013	1,000	1,070

Prince William County Service Auth., Water and Sewer System Rev. Ref. Bonds, Series 2003, 5.00% 2019	1,635	1,780
Prince William County Virginia Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026	2,227	2,248
Reynolds Crossing Community Dev. Auth. (Henrico County), Special Assessment Rev. Bonds (Reynolds Crossing Project), Series 2007, 5.10% 2021	2,000	1,874

City of Richmond, G.O. Public Improvement Ref. Bonds, Series 2001, FGIC insured, 5.375% 2015 (preref. 2011)	1,000	1,106
City of Richmond, Public Utility Rev. and Ref. Bonds, Series 2007-A, FSA insured, 4.50% 2022	500	517
City of Richmond, Public Utility Rev. and Ref. Bonds, Series 2007-A, FSA insured, 4.50% 2026	1,000	1,008
Richmond Metropolitan Auth., Expressway Rev. and Ref. Bonds, Series 1998, FGIC insured, 5.25% 2012	1,000	1,094
Richmond Metropolitan Auth., Expressway Rev. and Ref. Bonds, Series 2002, FGIC insured, 5.25% 2017	1,120	1,268
Riverside Regional Jail Auth., Jail Fac. Rev. Bonds, Series 2003, MBIA insured, 5.00% 2015	1,000	1,095
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Bonds (Carilion Health System Obligated Group), Series 2002-A, MBIA insured, 5.50% 2015	3,500	3,771

City of Salem, G.O. Public Improvement Ref. Bonds, Series 2007-A, 4.50% 2027	1,050	1,055
City of Suffolk, G.O. Public Improvement and Ref. Bonds, Series 2007, MBIA insured, 4.50% 2028	1,000	993
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2005, FSA insured, 5.00% 2023	4,000	4,276
City of Virginia Beach Dev. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Health System), Series 1998, 5.25% 2011	1,000	1,029
City of Virginia Beach Dev. Auth., Hospital Rev. Bonds (Virginia Beach General Hospital Project), Series 1993, AMBAC insured, 6.00% 2011	1,000	1,092

City of Virginia Beach Dev. Auth., Hospital Rev. Bonds (Virginia Beach General Hospital Project), Series 1993, AMBAC insured, 5.125% 2018	2,200	2,445

City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds (Town Center Project Phase I), Series 2002-A, 5.375% 2017	1,500	1,650

		unaudited

	Principal amount	Market value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS (continued)
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds (Town Center Project Phase I), Series 2002-A, 5.00% 2021	$2,000	$2,141
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds, Series 2007-A, 5.00% 2020	1,000	1,095
City of Virginia Beach, G.O. Public Improvement and Ref. Bonds, Series 2002, 5.00% 2015 (preref. 2012)	1,500	1,638
City of Virginia Beach, G.O. Public Improvement and Ref. Bonds, Series 2002, 5.00% 2016 (preref. 2012)	1,500	1,638
City of Virginia Beach, G.O. Public Improvement Bonds, Series 2001, 5.00% 2012 (preref. 2011)	2,425	2,645
City of Virginia Beach, G.O. Public Improvement Bonds, Series 2001, 5.00% 2013 (preref. 2011)	2,425	2,645
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2004-B, 5.00% 2016	1,350	1,533
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2004-B, 5.00% 2017	1,000	1,140
Watkins Centre Community Dev. Auth., Rev. Bonds, Series 2007, 5.40% 2020	1,400	1,368
Westmoreland County Industrial Dev. Auth., Lease Rev. Bonds (Northumberland County School Project), Series 2006, MBIA insured, 5.00% 2022	1,215	1,288

Westmoreland County Industrial Dev. Auth., Lease Rev. Bonds (Northumberland County School Project), Series 2006, MBIA insured, 5.00% 2023	1,275	1,345

Industrial Dev. Auth. of the City of Winchester, Hospital Rev. Bonds (Valley Health System Obligated Group), Series 2007, 5.00% 2026	1,250	1,268

Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 4.875% 2019	1,005	987

Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 5.20% 2027	1,000	951

Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 5.30% 2035	1,000	929
		172,074

DISTRICT OF COLUMBIA — 5.85%
Metropolitan Washington Airports Auth., Airport System Rev. and Ref. Bonds, Series 1998-B, AMT, MBIA insured, 5.25% 2010	1,000	1,026
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2001-A, AMT, MBIA insured, 5.50% 2014	1,000	1,091
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2005-A, AMT, MBIA insured, 5.25% 2017	1,000	1,085
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2006-A, AMT, FSA insured, 5.00% 2032	1,000	1,003
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2007-B, AMT, AMBAC insured, 5.00% 2020	1,000	1,051
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, FSA insured, 5.375% 2013	1,000	1,089
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, FSA insured, 5.375% 2014	1,000	1,081
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, FSA insured, 5.375% 2016	1,995	2,130
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2003-A, AMT, FGIC insured, 5.125% 2029	2,000	2,017
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-C-1, AMT, FSA insured, 5.00% 2008	500	509
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT, MBIA insured, 5.25% 2012	1,000	1,085
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT, MBIA insured, 5.00% 2019	1,000	1,044
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2005-D, AMBAC insured, 5.00% 2021	2,155	2,231
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-C, FGIC insured, 5.00% 2023	1,965	2,024
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-C, FGIC insured, 5.00% 2025	1,130	1,153
		19,619

PUERTO RICO — 5.48%
Electric Power Auth., Power Rev. Ref. Bonds (Forward Delivery), Series QQ, XLCA insured, 5.50% 2015	1,000	1,115
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, FSA insured, 3.688% 2029[1]	2,500	2,082
Government Dev. Bank, Series 2006-B, 5.00% 2015	1,000	1,057
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, AMBAC insured, 5.00% 2035 (put 2010)	1,150	1,184
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series CC, 5.50% 2030	1,200	1,248
Public Buildings Auth., Government Facs. Rev. and Rev. Ref. Bonds, Series A, 5.50% 2014	1,000	1,087
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)	1,040	1,148
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, AMBAC insured, 5.50% 2035 (put 2017)	1,000	1,099
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, AMBAC insured, 5.25% 2030 (put 2012)	1,000	1,039
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)	3,000	3,117
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, MBIA insured, 5.25% 2029 (put 2012)	2,000	2,078
Public Improvement G.O. Ref. Bonds, AMBAC insured, 5.50% 2029	1,000	1,073
Public Improvement G.O. Ref. Bonds, Series 2004-A, 5.00% 2030 (put 2012)	1,000	1,038
		18,365

		unaudited

	Principal amount	Market value
Bonds & notes	(000)	(000)

VIRGIN ISLANDS — 0.70%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2009	$1,000	$ 1,022
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2017	750	796
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2018	500	528
		2,346

Total bonds & notes (cost: $306,168,000)		311,834

Short-term securities — 6.61%

Virginia College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2006-B, 1.87% 2026[1,2]	3,308	3,308

Virginia College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2006-C, 1.88% 2026[1,2]	500	500

Fairfax County Econ. Dev. Auth., Multi-Modal Rev. Bonds (Smithsonian Institution Issue), Series A, 2.00% 2033[1]	470	470
Fairfax County Industrial Dev. Auth., Demand Health Care Rev. Bonds (Inova Health System Project), Series 2000, 2.12% 2030[1]	725	725

Industrial Dev. Auth. of King George County, Solid Waste Disposal Fac. Rev. Bonds (Garnet of Virginia, Inc. Project), Series 1996, AMT, 3.85% 2021[1]	500	500

Industrial Dev. Auth. of King George County, Virginia, Demand Exempt Facility Rev. Bonds (Birchwood Power Partners, L.P. Project), Series 1994-B, AMT, 1.93% 2024[1]	300	300

Industrial Dev. Auth. of King George County, Virginia, Demand Exempt Facility Rev. Bonds (Birchwood Power Partners, L.P. Project), Series 1995, AMT, 1.98% 2025[1]	600	600

Industrial Dev. Auth. of the City of Lexington, Virginia, Tax-Exempt Educational Facs. Rev. Bonds (V.M.I. Dev. Board, Inc. Project), Series 2006, 1.88% 2036[1]	700	700

Industrial Dev. Auth. of Loudoun County, Virginia, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-A, 1.95% 2038[1]	1,200	1,200

Industrial Dev. Auth. of Loudoun County, Virginia, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-B, 1.95% 2038[1]	1,400	1,400

Industrial Dev. Auth. of Loudoun County, Virginia, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-C, 1.90% 2038[1]	1,695	1,695

Industrial Dev. Auth. of Loudoun County, Virginia, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-D, 1.90% 2038[1]	900	900

Industrial Dev. Auth. of Loudoun County, Virginia, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-E, 2.09% 2038[1]	2,000	2,000

Industrial Dev. Auth. of Loudoun County, Virginia, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-F, 3.50% 2038[1]	700	700

Industrial Dev. Auth. of Madison County, Virginia, Educational Facs. Rev. Bonds (Woodberry Forest School), Series 2007, 3.00% 2037[1]	500	500

Industrial Dev. Auth. of Montgomery County, Virginia, Rev. Bonds (Virginia Tech Foundation), Series 2005-A, 2.80% 2035[1]	750	750
Peninsula Ports Auth., Coal Termination Rev. Ref. Bonds (Dominion Terminal Associates Project), Series 1987-C, 3.250% 2016[1]	500	500

Peninsula Ports Auth., Coal Termination Rev. Ref. Bonds (Dominion Terminal Associates Project), Series 1987-D, 1.78% 2016[1]	1,390	1,390

Industrial Dev. Auth. of the City of Richmond, Virginia, Educational Facs. Rev. Bonds (Church Schools in the Diocese of Virginia), Series 2001, 2.00% 2031[1]	500	500

City of Virginia Beach Dev. Auth., City of Virginia Beach Dev. Auth. Demand Rev. Bonds (LifeNet Project), Series 2004, 3.10% 2027[1,2]	1,000	1,000

City of Virginia Beach Dev. Auth., Educational Facs. Rev. and Ref. Bonds (Virginia Wesleyan College Project), Series 2007, 3.50% 2033[1]	2,525	2,525

Total short-term securities (cost: $22,163,000)		22,163

		unaudited

		Market value
		(000)

Total investment securities (cost: $328,331,000)		$333,997
Other assets less liabilities		1,128

Net assets		$335,125

1Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
2This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Key to abbreviations

Agcy. = Agency                                                              Dist. = District                                              G.O. = General Obligation
AMT = Alternative Minimum Tax                                Econ. = Economic                                        Preref. = Prerefunded
Auth. = Authority                                                           Fac. = Facility                                               Redev. = Redevelopment
Certs. Of Part. = Certificates of Participation              Facs. = Facilities                                           Ref. = Refunding
Dept. = Department                                                        Fin. = Finance                                                Rev. = Revenue
Dev. = Development                                                      Fncg. = Financing                                         TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the funds’ prospectus, which can be obtained from your financial professional and should be read carefully before investing.
MFGEFP-970-0308O-S10873

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a Governance Committee comprised solely of persons who are not considered “interested persons” of the Registrant within the meaning of the Investment Company Act of 1940.  The Committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees.  While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board.  Such suggestions must be sent in writing to the Governance Committee of the Registrant, c/o the Registrant’s Secretary, and should be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Governance Committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

ITEM 12 - Exhibits

(a)	Not applicable to this filing.

(b)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The American Funds Tax-Exempt Series I
      By
/s/ Jeffrey L. Steele, President and Principal Executive Officer

Date: March 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ Jeffrey L. Steele, President and Principal Executive Officer

Date: March 27, 2008

      By
/s/ Michael W. Stockton, Vice President, Principal Financial Officer
and Treasurer

Date: March 27, 2008